[GRAPHIC OMITTED]
                                                                       WILINGTON
                                                                           FUNDS

   EQUITY PORTFOLIOS

                 O  LARGE CAP GROWTH

                 O  LARGE CAP CORE

                 O  SMALL CAP CORE

                 O  INTERNATIONAL MULTI-MANAGER

                 O  LARGE CAP VALUE

                                     ANNUAL

                                  JUNE 30, 2000

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WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

     The last year has been a tumultuous one for the economy and the financial markets. Since our last annual report the Federal Reserve (the "Fed") has raised interest rates six times by a total of 175 basis points. The Central Bank's main concerns were the rapid economic expansion and the build-up of inflationary pressures. In the latter part of 1999 and early 2000, the economy was registering a growth rate between 6% and 7%. This rate is well in excess of the Fed's desired annual growth rate of no more than 3.5%. This targeted growth rate is the result of careful economic analysis which found that sustained growth in excess of 3.5% would result in an eventual increase in inflation, especially combined with such a low unemployment rate.

     Inflation has also been problematic as energy prices have risen dramatically over the last year (Gasoline prices nationwide are up 85%). Moreover, the "core" inflation rate has also risen even though it is still at a fairly low rate. The trend, however, is clearly in the wrong direction.

     For these reasons, the Fed has decided to further increase interest rates to slow down the economy and thereby thwart the rise in inflation. At present, evidence suggests that the Fed is beginning to succeed. Retail sales, housing sales and overall industrial activity are clearly showing signs of weakness. The one-two combination of higher interest rates and lower equity prices has had a negative effect on consumer spending patterns. The remaining question is whether this slowdown is for real and, if so, how severe is it. It is too early to provide any definitive answer at this time, but we believe that economic growth in the second half of 2000 will be slower than that of the first half.

     While it took some time, the financial markets finally reacted to higher interest rates this spring. Perhaps "reacted" is a bit of an understatement, especially for the NASDAQ Index. From the all-time highs earlier this year, the S&P 500 Index fell 18% while the NASDAQ composite fell by more than 37%. In many regards, this was a reasonably normal correction. Not so normal were the speed and the severity, especially for the NASDAQ. Many stocks in this index were trading at enormous (even uncalculateable) price-earnings ratios. When it became apparent that economic growth, and thereby profits, would also be slowing, these heavily speculative issues suffered the consequences.

     Fortunately for us as shareholders of the Wilmington Funds, our investment advisers have many DECADES of investment experience and have witnessed these types of markets in the past. Their experience is invaluable toward achieving investment success. We are quite proud of the investment results described herein and are confident that you will be as well.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

LARGE CAP GROWTH PORTFOLIO

     The Large Cap Growth Portfolio (the "Growth Portfolio") returned 33.27% for the twelve-month period ended June 30, 2000. The S&P 500 Index, an unmanaged, capitalization weighted index of 500 publicly traded stocks, achieved a gain of 7.25% for the same period. The Russell 1000 Growth Index returned 25.65% for the same twelve-month period. The Russell 1000 Growth Index is formed by assigning a style composite score to all of the companies in the Russell 1000 Index, a passive index that includes the largest 1,000 stocks in the U.S. as measured by market capitalization, to determine their growth or value characteristics. Approximately 70% of the stocks are placed in either a growth or value index. The remaining stocks are placed in both indices with a weight proportional to their growth or value characteristics.

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    PRESIDENT'S MESSAGE -- CONTINUED
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     In a period dominated by growth stocks (and more  specifically,  technology issues) the Growth Portfolio was well positioned. Throughout the period, including the November 1999 transition of management responsibility to Roxbury Capital Management, LLC ("Roxbury"), technology remained the portfolio's leading sector component among holdings. Applying its philosophy of investing in high quality companies positioned to achieve sustainable growth in a variety of
economic  environments,   Roxbury  adeptly  structured  the  portfolio  to  take
advantage of the ongoing convergence of the technology, telecommunication, and media sectors of the economy. Within these sectors, specific focus was placed on communications infrastucture and service providers, as well as on media content -- areas that represent significant opportunity as the digital age progresses. While these sectors have been volatile, the underlying fundamental trends in communications services and technology dictate that this is where the growth will remain for quite some time. As of June 30, 2000 the ten largest holdings in the fund were:

      10 LARGEST HOLDINGS         PERCENT OF TOTAL ASSETS    10 LARGEST HOLDINGS        PERCENT OF TOTAL ASSETS
      -------------------         -----------------------    -------------------        -----------------------
      Viacom Inc.                           5.87%            Sun Microsystems                     4.26%
      AT&T Corp - Liberty Media             5.18%            EMC Corp.                            4.11%
      Qwest Communications                  4.93%            Home Depot, Inc.                     4.08%
      Voicestream Wireless Corp.            4.40%            Nortel Network Corp.                 3.96%
      Nokia Corp.                           4.39%            Texas Instruments                    3.64%


     The following graph compares the Growth Portfolio, the Russell 1000 Growth Index and the S&P 500 Index, for the past 10 years ended June 30, 2000.

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    PRESIDENT'S MESSAGE -- CONTINUED
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                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC
                           LARGE CAP GROWTH PORTFOLIO
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

 Average Annual Total Return
 ---------------------------
                        1 Year  5 Year 10 Year
                        ------- ------ -------
Growth Portfolio         33.27% 25.83% 18.60%
Russell 1000 Growth
   Index                 25.65% 27.20% 19.59%
S&P 500 Index             7.25% 23.82% 17.80%

Large Cap Growth Equity Portfolio S&P 500 Index Russell 1000 Growth Index
6/30/90           $10,000            $10,000             $10,000
6/30/91           $10,359            $10,739             $10,759
6/30/92           $11,459            $12,186             $12,345
6/30/93           $13,604            $13,841             $14,231
6/30/94           $14,382            $14,026             $14,328
6/30/95           $17,453            $17,677             $17,977
6/30/96           $21,701            $22,282             $22,698
6/30/97           $27,973            $30,005             $30,020
6/30/98           $34,454            $39,070             $39,071
6/30/99           $41,314            $47,962             $47,635
6/30/00           $55,059            $51,439             $59,853


----------------------
* Past performance is not necessarily indicative of future results. An investment in the Portfolio is neither insured nor guaranteed by Wilmington Trust Company ("WTC") or any other banking institution, the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The values shown reflect a hypothetical initial investment of $10,000 with dividends reinvested. Total returns would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Russell 1000 Growth Index and the S&P500 Index are unmanaged stock market indices without any associated expenses and the returns assume reinvestment of all dividends.You cannot invest in an index. Please read the prospectus carefully before investing. Distributed by Provident Distributors, Inc. See Financial Highlights on page 16.

LARGE CAP CORE PORTFOLIO

     The Large Cap Core Portfolio (the "Core Portfolio") returned 8.57% for the twelve-month period ended June 30, 2000. The S&P 500 Index, an unmanaged, capitalization weighted index of 500 publicly traded stocks, achieved a gain of 7.25% for the same period.

     The Core Portfolio continued to carry out its mission of approximating the characteristics of the S&P 500 Index while seeking to add incremental value through opportunistic sector exposure and individual stock selection. During the twelve-month period, the Core Portfolio added the most value in the volatile technology sector, particularly during the significant advance that occurred in late 1999. Within the tech sector, companies with strong fundamentals such as Qlogic, SDL, and JDS Uniphase were strong performers. As of June 30, the technology, communications services, and health care sectors were overweighted relative to the S&P 500 Index, while basic materials, capital goods and consumer cyclicals represented the most underweighted sectors. As of June 30, 2000 the ten largest holdings in the fund were:

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WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

      10 LARGEST HOLDINGS         PERCENT OF TOTAL ASSETS    10 LARGEST HOLDINGS        PERCENT OF TOTAL ASSETS
      -------------------         -----------------------    -------------------        -----------------------
      General Electric Co.                 4.17%             Exxon Mobil Corp.                   2.30%
      Intel Corp.                          3.61%             Wal-Mart Stores, Inc.               2.16%
      Cisco Systems, Inc.                  3.53%             Oracle Group                        1.93%
      Microsoft Corp.                      3.50%             Citigroup Inc.                      1.74%
      Pfizer Inc.                          2.57%             International Business Machines     1.67%

     The following graph compares the Core Portfolio and the S&P 500 Index for the periods ended June 30, 2000.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC
                            LARGE CAP CORE PORTFOLIO
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

     Average Annual Total Return
------------------------------------------------------
                                   Since
                                 Inception
                 1 Year   5 Year (1/5/95)
                 ------   ------ --------
Core Portfolio    8.57%   20.95%   21.45%
S&P 500 Index     7.25%   23.82%   25.57%

         Large Cap Core Portfolio  S&P 500 Index
 1/5/95            $10,000            $10,000
6/30/95            $11,232            $11,980
6/30/96            $13,393            $15,101
6/30/97            $16,831            $20,335
6/30/98            $21,727            $26,478
6/30/99            $26,779            $32,504
6/30/00            $29,074            $34,861

* Past performance is not necessarily indicative of future results. An investment in the Portfolio is neither insured nor guaranteed by Wilmington Trust Company or any other banking institution, the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The values shown reflect a hypothetical initial investment of $10,000 with dividends reinvested. Total returns would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The S&P 500 Index is an unmanaged stock market index without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index. Please read the prospectus carefully before investing. Distributed by Provident Distributors,Inc. See Financial Highlights on page 17.

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WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

SMALL CAP CORE PORTFOLIO

     The Small Cap Core Portfolio (the "Small Cap Portfolio") returned 36.93% for the twelve-month period ended June 30, 2000. As a comparison, the Russell 2000 Index returned 14.32% for the same twelve-month period. This index is based on a ranking of the top 3,000 U.S. companies by market capitalization. The first 1,000 companies comprise the Russell 1000 (large cap) Index and the bottom 2,000 companies make up the Russell 2000 (small cap) Index.

     Throughout the period, the portfolio emphasized holdings in three key long-term growth sectors: the continually emerging technology group, the demographic-oriented health care sector, and the economically sensitive consumer discretionary group. The strength of these sectors, particularly technology, and individual stock selection were key factors behind the portfolio's strong performance. Among individual selections, SDL (+1,017.1% for the year), Brocade (+661.1), Protein Design Labs (+643.5), and Rambus, Inc. (+346.9) were leading performers. The portfolio manager's investment discipline of focusing on quality companies with significant competitive advantages and prospects for strong growth at reasonable valuations remains in place. As of June 30, 2000 the ten largest holdings in the fund were:

      10 LARGEST HOLDINGS         PERCENT OF TOTAL ASSETS    10 LARGEST HOLDINGS        PERCENT OF TOTAL ASSETS
      -------------------         -----------------------    -------------------        -----------------------
      SDL, Inc.                            6.67%             Rambus, Inc.                        2.15%
      Qlogic Corp.                         3.39%             Factset Research Systems, Inc.      2.13%
      Protein Design Labs, Inc.            3.19%             Linens n Things, Inc.               1.97%
      Burr Brown Corp.                     3.14%             Zale Corp.                          1.87%
      Williams Sonoma, Inc.                2.64%             Acxiom Corp.                        1.70%


     The following graph compares the Small Cap Portfolio and the Russell 2000 Index for the periods ended June 30, 2000.

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WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------



                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC
                            SMALL CAP CORE PORTFOLIO
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

     Average Annual Total Return
--------------------------------------
                                Since
                      1 Year   4/1/97
                      ------   ------
Small Cap Portfolio/
  Small Cap Fund 1    36.93%   20.68%
Russell 2000 Index    14.32%   14.91%

           Small Cap Portfolio Russell 2000 Index
    4/1/97         $10,000         $10,000
   6/30/97         $12,059         $11,621
   6/30/98         $14,244         $13,538
   6/30/99         $13,464         $13,742
   6/30/00         $18,436         $15,709


----------------------
1 The Small Cap Fund was a collective investment fund that was not registered as a mutual fund under the Investment Company Act of 1940 ("1940 Act"). On June 29, 1998, the Small Cap Portfolio acquired all the assets and assumed all the liabilities of the Small Cap Fund.

* Past performance is not necessarily indicative of future results. An investment in the Portfolio is neither insured nor guaranteed by Wilmington Trust Company or any other banking institution, the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The values shown reflect a hypothetical initial investment of $10,000 with dividends reinvested. Total returns would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies.The Russell 2000 Index is an unmanaged stock market index without any associated expenses and the return assumes reinvestment of all dividends. You cannot invest in an index. Please read the prospectus carefully before investing.Distributed by Provident Distributors,Inc. See Financial Highlights on page 18.

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-------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

INTERNATIONAL MULTI-MANAGER PORTFOLIO

     The International Multi-Manager Portfolio (the "International Portfolio") returned 31.52% for the twelve-month period ended June 30, 2000. The Morgan Stanley Capital International Europe, Australasia, and Far East Index ("the MSCI EAFE Index") returned 17.14% for the same twelve-month period. The MSCI EAFE Index is an unmanaged, capitalization weighted index of approximately 1,100 companies listed on major stock exchanges in Europe, Australasia and the Far East.

     The multi-manager structure of the International Portfolio served the portfolio well during the period as each of the three subadvisors exceeded the benchmark MSCI EAFE Index for the period, and each was the leading performer for at least one quarter during the period. Key factors for performance in excess of the benchmark were timely allocations to the Japanese market (the largest country representation within the benchmark) and strong participation in the New Economy-oriented "TMT" sectors of technology, media, and telecom. Regarding Japan, exposure was at its highest at the end of 1999, a period when anticipation of economic recovery boosted both stock prices and currency. Regarding TMT issues, the portfolio maintained significant exposure throughout the year and particularly benefited from a year-end rally in 1999 that extended into the beginning of this year. As the portfolio's fiscal year ended, exposure to both Japan and the TMT sectors were reduced in favor of European and more defensive issues such as pharmaceuticals, banks, and insurance companies. These changes represented caution regarding Japan's growth prospects, increased optimism regarding the pace of Europe's restructuring efforts, and an opportunity to deploy TMT profits into sectors with more attractive valuations. As of June 30, 2000 the ten largest holdings in the fund were:

10 LARGEST HOLDINGS - COUNTRY          PERCENT OF TOTAL ASSETS     10 LARGEST HOLDINGS - COUNTRY          PERCENT OF TOTAL ASSETS
-------------------                    -----------------------     ----------------                       -----------------------
Total Fina Elf - France                        2.33%               Samsung Electronics Co. Ltd. - S. Korea          1.60%
Toshiba Corporation - Japan                    2.32%               VNU NV - Netherlands                             1.50%
Vodaphone Airtouch PLC - United Kingdom        1.95%               Alcatel - France                                 1.49%
BP Amoco PLC - United Kingdom                  1.88%               Nokia Oyj - Finland                              1.48%
Fujitsu, Ltd. - Japan                          1.69%               Taiwan Semiconductor - Taiwan                    1.38%

     The following graph compares the International Portfolio and the MSCI EAFE Index for the past 10 years ended June 30, 2000.

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WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC
                      INTERNATIONAL MULTI-MANAGER PORTFOLIO
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

         Average Annual Total Return
------------------------------------------------
                        1 Year   5 Year  10 Year
                        ------   ------  -------
International Portfolio/
  International Fund 1   31.52%  13.16%  9.23%
MSCI EAFE Index          17.14%  11.58%  8.25%

       International Multi-Mgr Portfolio  MSCI EAFE Index
6/30/90               $10,000                $10,000
6/30/91                $8,495                 $8,877
6/30/92                $9,588                 $8,849
6/30/93               $10,485                $10,681
6/30/94               $13,102                $12,529
6/30/95               $13,030                $12,774
6/30/96               $15,073                $14,513
6/30/97               $17,151                $16,423
6/30/98               $18,102                $17,471
6/30/99               $18,382                $18,855
6/30/00               $24,176                $22,090

---------------------
1 The International Fund was a collective investment fund that was not registered as a mutual fund under the Investment Company Act of 1940 ("1940 Act"). On June 29, 1998, the International Portfolio acquired all the assets and assumed all the liabilities of the International Fund.

* Past performance is not necessarily indicative of future results. An investment in the Portfolio is neither insured nor guaranteed by Wilmington Trust Company or any other banking institution, the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The values shown reflect a hypothetical initial investment of $10,000 with dividends reinvested. Total returns would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Please bear in mind that investing in foreign securities involves special risks such as currency fluctuation, less extensive regulation of foreign brokers and possible political instability. The MSCIEAFEIndex is an unmanaged index representing the market value weighted price of 1,100 stocks of the major stock exchanges in Europe, Australia and the Far East. You cannot invest in an index. Please read the prospectus carefully before investing. Distributed by Provident Distributors,Inc. See Financial Highlights on page 19.

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WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO

     The Large Cap Value Portfolio (the "Value Portfolio") returned 6.61% for the twelve-month period ended June 30, 2000. The S&P 500 Index, an unmanaged, capitalization weighted index of 500 publicly traded stocks, achieved a gain of 7.25% for the same period. The Russell 1000 Value Index returned -8.91% for the same twelve-month period. The Russell 1000 Value Index is formed by assigning a style composite score to all of the companies in the Russell 1000 Index, a passive index that includes the largest 1,000 stocks in the U.S. as measured by market capitalization, to determine their growth or value characteristics. Approximately 70% of the stocks are placed in either a growth or value index. The remaining stocks are placed in both indices with a weight proportional to their growth or value characteristics.

     In a difficult environment for "Old Economy" stocks, the Value Portfolio performed well relative to its style benchmark, the Russell 1000 Value Index. Between the November 1999 transition of management responsibility to Cramer Rosenthal McGlynn, LLC ("CRM") through June 30, the portfolio was repositioned to emphasize the technology, financial and consumer staples sectors of the economy. In employing an investment discipline that focuses on undervalued companies with strong franchises that are exhibiting growth as a result of fundamental change, CRM has balanced Old Economy issues such as Walt Disney Company, News Corp. LTD, and Enron Corp with undervalued New Economy stalwarts such as Intel. The market's extreme focus on highly valued technology issues for most of the period has presented the adviser with bargains for the ignored shares of strong franchises in non-tech sectors, a development that emphasizes the strength and focus of the CRM investment discipline. As of June 30, 2000, the ten largest holdings in the fund were:

      10 LARGEST HOLDINGS               PERCENT OF TOTAL ASSETS      10 LARGEST HOLDINGS          PERCENT OF TOTAL ASSETS
      -------------------               -----------------------      -------------------          --------------------
      Reliastar Financial Corp.                  3.06%               American International Group         2.21%
      MediaOne Group, Inc.                       2.90%               General Electric Co.                 2.20%
      News Corp. Ltd.                            2.83%               The Walt Disney Co.                  2.17%
      Harcourt General, Inc.                     2.67%               Starwood Hotel & Resorts             2.05%
      Hartford Financial Services Group, Inc.    2.39%               Intel Corp.                          2.00%

     The following graph compares the Value Portfolio, the Russell 1000 Value Index and the S&P 500 Index, for the periods ended June 30, 2000.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC
                            LARGE CAP VALUE PORTFOLIO
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

           Average Annual Total Return
---------------------------------------------------
                                           Since
                                         Inception
                         1 Year   5 Year  (12/1/91)
                         ------   ------ ----------
Value Portfolio/
  Value Stock Fund 3      6.61%   13.70%   14.03%
Russell 1000 Value Index (8.91)%  17.79%   17.05%
S&P 500 Index             7.25%   23.82%   19.69%

       Large Cap Value Equity Portfolio Russell 1000 Value Index  S&P 500 Index
12/1/91          $10,000                         $10,000             $10,000
6/30/92          $11,470                         $11,410             $11,072
6/30/93          $13,113                         $13,914             $12,576
6/30/94          $13,430                         $14,140             $12,745
6/30/95          $16,254                         $17,027             $16,063
6/30/96          $20,347                         $21,221             $20,247
6/30/97          $25,967                         $28,264             $27,265
6/30/98          $29,052                         $36,416             $35,502
6/30/99          $28,976                         $42,377             $43,582
6/30/00          $30,891                         $38,601             $46,742


---------------------
3 The Value Stock Fund was a collective investment fund that was not registered as a mutual fund under the Investment Company Act of 1940 ("1940 Act"). On June 29, 1998, the Value Portfolio acquired all the assets and assumed all the liabilities of the Value Stock Fund.

* Past performance is not necessarily indicative of future results. An investment in the Portfolio is neither insured nor guaranteed by Wilmington Trust Company or any other banking institution, the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The values shown reflect a hypothetical initial investment of $10,000 with dividends reinvested. Total returns would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The Russell 1000 Value Index and the S&P 500 Index are unmanaged stock market indices without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index. Please read the prospectus carefully before investing. Distributed by Provident Distributors,Inc. See Financial Highlights on page 20.


     We invite your comments and questions and thank you for your investment in the Wilmington Equity Portfolios. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                       Sincerely,

                                                       /S/ROBERT J. CHRISTIAN

                                                       Robert J. Christian
August 9, 2000                                         President

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000

                                                   LARGE CAP                                        INTERNATIONAL       LARGE CAP
                                                    GROWTH           LARGE CAP       SMALL CAP      MULTI-MANAGER         VALUE
                                                   PORTFOLIO      CORE PORTFOLIO   CORE PORTFOLIO     PORTFOLIO         PORTFOLIO
                                                 ------------     -------------    --------------   -------------      -----------
ASSETS:
Investment in Series, at value ...............   $277,392,227      $127,841,886      $103,483,925      $84,083,784      $64,286,513
Receivable for Portfolio shares sold .........        134,336             8,339            91,299           40,216           55,254
Receivable for investment in Series
   withdrawn .................................             --            38,217                --               --               --
Deferred organizational costs ................             --                --            20,753           52,382           22,645
                                                 ------------      ------------      ------------      -----------      -----------
Total assets .................................    277,526,563       127,888,442       103,595,977       84,176,382       64,364,412
                                                 ------------      ------------      ------------      -----------      -----------
LIABILITIES:
Payable for Portfolio shares redeemed ........        134,336            38,217                --               --               --
Payable for investment in Series .............             --             8,339            91,299           40,216           55,254
Other accrued expenses .......................        102,566            29,826            48,788           58,290           37,163
                                                 ------------      ------------      ------------      -----------      -----------
Total liabilities ............................        236,902            76,382           140,087           98,506           92,417
                                                 ------------      ------------      ------------      -----------      -----------
NET ASSETS ...................................   $277,289,661      $127,812,060      $103,455,890      $84,077,876      $64,271,995
                                                 ============      ============      ============      ===========      ===========
NET ASSETS CONSIST OF:
Paid-in capital ..............................   $150,914,263      $ 74,238,188      $ 66,466,475      $56,565,877      $58,590,326
Undistributed net investment income ..........             --           196,362            15,711          312,695          212,316
Accumulated net realized gain (loss) on
   investments and foreign currencies ........     79,332,954         3,958,810         2,936,029       12,653,836       (1,694,477)
Net unrealized appreciation (depreciation)
   of investments ............................     47,042,444        49,418,700        34,037,675       14,563,878        7,163,830
Net unrealized appreciation (depreciation)
   on translations of assets and liabilities
   in foreign currencies .....................             --                --                --          (18,410)              --
                                                 ------------      ------------      ------------      -----------      -----------
NET ASSETS ...................................   $277,289,661      $127,812,060      $103,455,890      $84,077,876      $64,271,995
                                                 ============      ============      ============      ===========      ===========
Shares of beneficial interest outstanding ....      8,305,076         5,319,329         7,974,235        6,738,794        6,268,635
                                                 ============      ============      ============      ===========      ===========
NET ASSET  VALUE,  offering  and  redemption
   price per share($0.01 par value,
   unlimited authorized shares):
   Institutional Shares ......................         $33.39            $24.03            $12.97           $12.48           $10.25
                                                 ============      ============      ============      ===========      ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2000

                                                     LARGE CAP                                  INTERNATIONAL   LARGE CAP
                                                      GROWTH         LARGE CAP     SMALL CAP    MULTI-MANAGER     VALUE
                                                    PORTFOLIO+    CORE PORTFOLIO CORE PORTFOLIO+  PORTFOLIO+    PORTFOLIO+
                                                   ------------   -------------- --------------- -----------     ----------
INVESTMENT INCOME:
   Investment income from Series ................  $    363,500    $ 1,546,140    $   439,432    $ 1,037,251     $  614,617
   Expenses from Series .........................    (1,220,847)    (1,034,158)      (437,070)      (528,670)      (281,672)
                                                   ------------    -----------    -----------    -----------     ----------
      Net investment income (loss)
         from Series ............................      (857,347)       511,982          2,362        508,581        332,945
   Dividends ....................................       348,295             --        222,938        268,799        507,300
   Interest .....................................        44,779             --         22,285         49,730         42,362
   Foreign tax withheld .........................            --             --             --        (32,900)            --
                                                   ------------    -----------    -----------    -----------     ----------
      Total investment income ...................      (464,273)       511,982        247,585        794,210        882,607
                                                   ------------    -----------    -----------    -----------     ----------
EXPENSES:
   Advisory fees ................................       397,459             --        147,243        157,589        131,600
   Administration and accounting fees ...........       108,265         44,822         60,540         60,244         59,927
   Custody fees .................................        14,537            801          4,054         63,393          3,172
   Transfer agent fees ..........................        77,229         33,409         24,938         24,423         22,195
   Trustees' fees ...............................         3,881          7,623          3,862          2,062          3,862
   Amortization of organizational expenses ......            --             --         10,649         18,942         11,233
   Registration fees ............................        31,973         27,508         35,131         21,241         48,894
   Reports to shareholders ......................        56,600         14,431          9,355         12,959         38,198
   Professional fees ............................        36,920         43,745         25,256         59,288         20,384
   Other ........................................        22,131          7,415          8,443         16,147          2,227
                                                   ------------    -----------    -----------    -----------     ----------
      Total expenses before fee waivers
         and expense reimbursements .............       748,995        179,754        329,471        436,288        341,692
      Fees waived and expenses reimbursed .......       (56,620)      (179,754)       (96,214)      (169,523)      (139,897)
                                                   ------------    -----------    -----------    -----------     ----------
         Total expenses, net ....................       692,375             --        233,257        266,765        201,795
                                                   ------------    -----------    -----------    -----------     ----------
   Net investment income (loss) .................    (1,156,648)       511,982         14,328        527,445        680,812
                                                   ------------    -----------    -----------    -----------     ----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS:
   Net realized gain on investments
      and foreign currency transactions .........    80,544,547      5,099,883      2,936,958     13,140,461      2,546,115
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currency transactions .............   (10,449,117)     4,100,004     23,149,885      7,326,857       (858,927)
                                                   ------------    -----------    -----------    -----------     ----------
   Net gain on investments and
      foreign currency transactions .............    70,095,430      9,199,887     26,086,843     20,467,318      1,687,188
                                                   ------------    -----------    -----------    -----------     ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ....................  $ 68,938,782    $ 9,711,869    $26,101,171    $20,994,763     $2,368,000
                                                   ============    ===========    ===========    ===========     ==========

+ Reflects operating history of predecessor mutual fund (see note 5).

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2000

                                                   LARGE CAP                                    INTERNATIONAL      LARGE CAP
                                                    GROWTH         LARGE CAP      SMALL CAP     MULTI-MANAGER        VALUE
                                                  PORTFOLIO+    CORE PORTFOLIO CORE PORTFOLIO+   PORTFOLIO+       PORTFOLIO+
                                                 ------------   -------------- ---------------  -------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) ...............  $ (1,156,648)   $    511,982    $     14,328    $    527,445     $    680,812
   Net realized gain (loss) on investments
      and foreign currency transactions .......    80,544,547       5,099,883       2,936,958      13,140,461        2,546,115
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currency transactions ...........   (10,449,117)      4,100,004      23,149,885       7,326,857         (858,927)
                                                 ------------    ------------    ------------    ------------     ------------
Net increase in net assets resulting
   from operations ............................    68,938,782       9,711,869      26,101,171      20,994,763        2,368,000
                                                 ------------    ------------    ------------    ------------     ------------
Distributions to shareholders:
   From net investment income .................            --        (660,586)       (145,753)       (404,092)      (1,266,874)
   From net realized gain .....................    (7,428,799)     (1,528,909)       (176,058)     (4,179,609)              --
                                                 ------------    ------------    ------------    ------------     ------------
Total distributions ...........................    (7,428,799)     (2,189,495)       (321,811)     (4,583,701)      (1,266,874)
                                                 ------------    ------------    ------------    ------------     ------------
Portfolio share transactions (a):
   Proceeds from shares sold ..................    42,352,532      16,068,184      25,419,971      13,012,745        7,061,726
   Cost of shares issued on reinvestment
      of distributions ........................     7,180,426       2,185,257         316,735       4,570,172        1,258,363
   Cost of shares redeemed ....................   (56,291,079)    (37,191,426)    (24,376,474)    (19,317,317)     (24,209,280)
                                                 ------------    ------------    ------------    ------------     ------------
Net increase (decrease) in net assets
   from Portfolio share transactions ..........    (6,758,121)    (18,937,985)      1,360,232      (1,734,400)     (15,889,191)
                                                 ------------    ------------    ------------    ------------     ------------
Total increase (decrease) in net assets .......    54,751,862     (11,415,611)     27,139,592      14,676,662      (14,788,065)

NET ASSETS:
   Beginning of year ..........................   222,537,799     139,227,671      76,316,298      69,401,214       79,060,060
                                                 ------------    ------------    ------------    ------------     ------------
   End of year ................................  $277,289,661    $127,812,060    $103,455,890    $ 84,077,876     $ 64,271,995
                                                 ============    ============    ============    ============     ============
   Undistributed net investment income ........  $         --    $    196,362    $     15,711    $    312,695     $    212,316
                                                 ============    ============    ============    ============     ============

                                                    SHARES          SHARES          SHARES          SHARES           SHARES
                                                 ------------    ------------    ------------    ------------     ------------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
   Shares sold ................................     1,259,768         687,034       2,106,826       1,072,347          737,005
   Shares issued on reinvestment of
      distributions ...........................       216,997          90,901          28,586         358,164          136,187
   Shares redeemed ............................    (1,809,260)     (1,645,352)     (2,188,423)     (1,612,570)      (2,656,171)
                                                 ------------    ------------    ------------    ------------     ------------
   Net decrease in shares .....................      (332,495)       (867,417)        (53,011)       (182,059)      (1,782,979)
   Shares outstanding -- Beginning
      of year .................................     8,637,571       6,186,746       8,027,246       6,920,853        8,051,614
                                                 ------------    ------------    ------------    ------------     ------------
   Shares outstanding-- End of year ...........     8,305,076       5,319,329       7,974,235       6,738,794        6,268,635
                                                 ============    ============    ============    ============     ============

+ Reflects operating history of predecessor mutual fund (see note 5).

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 1999

                                                  LARGE CAP                                          INTERNATIONAL      LARGE CAP
                                                   GROWTH           LARGE CAP         SMALL CAP      MULTI-MANAGER        VALUE
                                                 PORTFOLIO 1+    CORE PORTFOLIO   CORE PORTFOLIO 1+   PORTFOLIO 1+     PORTFOLIO 1+
                                                 ------------    --------------   -----------------  -------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) ...............  $   (149,803)     $    757,316     $    145,551     $    658,294      $    797,695
   Net realized gain (loss) on investments
      and foreign currency transactions .......     7,373,854           732,927          508,263        3,249,125          (262,776)
   Net realized gain on futures
      contracts ...............................            --            49,291               --               --                --
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currency transactions ...........    12,232,542        23,739,895         (347,702)      (1,687,865)        3,283,988
                                                 ------------      ------------     ------------     ------------      ------------
Net increase in net assets resulting
   from operations ............................    19,456,593        25,279,429          306,112        2,219,554         3,818,907
                                                 ------------      ------------     ------------     ------------      ------------
Distributions to shareholders:
   From net investment income .................            --          (829,875)              --               --                --
   From net realized gain .....................            --        (1,926,454)              --         (780,343)               --
                                                 ------------      ------------     ------------     ------------      ------------
Total distributions ...........................            --        (2,756,329)              --         (780,343)               --
                                                 ------------      ------------     ------------     ------------      ------------
Portfolio share transactions (a):
   Proceeds from shares sold ..................    10,293,120        16,475,144        8,933,004        2,207,700         4,123,795
   Cost of shares issued on reinvestment
      of distributions ........................            --         2,752,233               --          771,510                --
   Cost of shares redeemed ....................   (30,363,390)      (12,574,545)     (15,078,342)      (8,801,653)      (22,662,214)
                                                 ------------      ------------     ------------     ------------      ------------
Net increase (decrease) in net assets
   from Portfolio share transactions ..........   (20,070,270)        6,652,832       (6,145,338)      (5,822,443)      (18,538,419)
                                                 ------------      ------------     ------------     ------------      ------------
Total increase (decrease) in net assets .......      (613,677)       29,175,932       (5,839,226)      (4,383,232)      (14,719,512)

NET ASSETS:
   Beginning of period ........................   223,151,476       110,051,739       82,155,524       73,784,446        93,779,572
                                                 ------------      ------------     ------------     ------------      ------------
   End of period ..............................  $222,537,799      $139,227,671     $ 76,316,298     $ 69,401,214      $ 79,060,060
                                                 ============      ============     ============     ============      ============
   Undistributed net investment income ........  $         --      $    344,966     $    147,136     $    427,375      $    798,378
                                                 ============      ============     ============     ============      ============

                                                    SHARES            SHARES           SHARES           SHARES             SHARES
                                                 ------------      ------------     ------------     ------------      ------------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
   Shares sold ................................       422,168           825,901        1,015,748          223,054           448,376
   Shares issued on reinvestment of
      distributions ...........................            --           145,237               --           76,844                --
   Shares redeemed ............................    (1,246,131)         (661,816)      (1,762,319)        (894,964)       (2,479,068)
                                                 ------------      ------------     ------------     ------------      ------------
   Net increase (decrease) in shares ..........      (823,963)          309,322         (746,571)        (595,066)       (2,030,692)
   Shares outstanding -- Beginning
      of period ...............................     9,461,534         5,877,424        8,773,817        7,515,919        10,082,306
                                                 ------------      ------------     ------------     ------------      ------------
   Shares outstanding-- End of period .........     8,637,571         6,186,746        8,027,246        6,920,853         8,051,614
                                                 ============      ============     ============     ============      ============

1   For the period January 1, 1999 through June 30, 1999
+   Reflects operating history of predecessor mutual fund (see note 5).

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended December 31, 1998

                                                           LARGE CAP       SMALLCAP    INTERNATIONAL    LARGE CAP
                                                            GROWTH           CORE      MULTI-MANAGER      VALUE
                                                          PORTFOLIO+     PORTFOLIO 1+   PORTFOLIO 1+  PORTFOLIO 1+
                                                         ------------    ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) ........................ $   (117,787)    $   174,927   $   154,008   $    962,978
   Net realized gain (loss) on investments and
      foreign currency transactions ....................   23,800,207        (188,829)    1,377,609     (2,789,214)
   Net change in unrealized appreciation (depreciation)
      on investments and foreign currency transactions .    7,975,088      (4,659,464)   (1,453,309)    (2,689,372)
                                                         ------------     -----------   -----------   ------------
Net increase (decrease) in net assets resulting
   from operations .....................................   31,657,508      (4,673,366)       78,308     (4,515,608)
                                                         ------------     -----------   -----------   ------------
Distributions to shareholders:
   From net investment income ..........................           --        (173,342)           --       (962,296)
   From net realized gains .............................  (23,800,865)             --      (812,763)            --
   In excess of net realized gains .....................           --        (144,305)           --     (1,188,602)
                                                         ------------     -----------   -----------   ------------
         Total distributions ...........................  (23,800,865)       (317,647)     (812,763)    (2,150,898)
                                                         ------------     -----------   -----------   ------------
Portfolio share transactions (a):
   Proceeds from shares sold ...........................   13,986,641      14,358,820    13,411,791      9,377,897
   Cost of shares issued in exchange for
      securities transferred in-kind (Note 6) ..........  113,362,975      79,041,552    63,534,185     94,708,383
   Cost of shares issued on reinvestment
      of distributions .................................   22,740,589         306,962       803,274      2,124,787
   Cost of shares redeemed .............................  (26,240,512)     (6,560,797)   (3,230,349)    (5,764,989)
                                                         ------------     -----------   -----------   ------------
Net increase in net assets from Portfolio share
   transactions ........................................  123,849,693      87,146,537    74,518,901    100,446,078
                                                         ------------     -----------   -----------   ------------
Total increase in net assets ...........................  131,706,336      82,155,524    73,784,446     93,779,572

NET ASSETS:
   Beginning of period .................................   91,445,140              --            --             --
                                                         ------------     -----------   -----------   ------------
   End of period ....................................... $223,151,476     $82,155,524   $73,784,446   $ 93,779,572
                                                         ============     ===========   ===========   ============

Undistributed net investment income .................... $         --     $     1,585   $        --   $        682
                                                         ============     ===========   ===========   ============

                                                            SHARES           SHARES        SHARES         SHARES
                                                         ------------     -----------   -----------   ------------
(A)TRANSACTIONS IN CAPITAL SHARES WERE:
   Shares sold .........................................      601,227       1,594,097     1,425,587        998,364
   Shares issued in exchange for securities
      transferred in-kind ..............................    4,749,182       7,904,155     6,353,419      9,470,838
   Shares issued on reinvestment of distributions ......      972,651          33,474        82,135        231,206
   Shares redeemed .....................................   (1,141,100)       (757,909)     (345,222)      (618,102)
                                                         ------------     -----------   -----------   ------------
   Net increase in shares ..............................    5,181,960       8,773,817     7,515,919     10,082,306
   Shares outstanding-- Beginning of period ............    4,279,574              --            --             --
                                                         ------------     -----------   -----------   ------------
   Shares outstanding-- End of period ..................    9,461,534       8,773,817     7,515,919     10,082,306
                                                         ============     ===========   ===========   ============

1 Commenced operations on June 29, 1998.
+ Reflects operating history of predecessor mutual fund (see note 5).

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                 FOR THE      FOR THE PERIOD
                                               FISCAL YEAR    JANUARY 1, 1999  FOR THE FISCAL YEARS ENDED DECEMBER 31,
LARGE CAP GROWTH PORTFOLIO --                     ENDED           THROUGH      ---------------------------------------
   INSTITUTIONAL SHARES                     JUNE 30, 2000 3,4+ JUNE 30, 1999+   1998 1+    1997+     1996+     1995+
                                            ------------------ -------------- ----------  --------  --------  --------
NET ASSET VALUE -- BEGINNING OF
   PERIOD ....................................    $ 25.76         $ 23.59       $ 21.37   $ 19.22   $ 17.41   $ 15.14
                                                  -------         -------       -------   -------   -------   -------
INVESTMENT OPERATIONS:
   Net investment loss .......................      (0.14)2         (0.02)        (0.01)    (0.19)2   (0.15)2   (0.10)
   Net realized and unrealized gain
      on investments .........................       8.70            2.19          5.02      5.44      4.37      4.38
                                                  -------         -------       -------   -------   -------   -------
      Total from investment operations .......       8.56            2.17          5.01      5.25      4.22      4.28
                                                  -------         -------       -------   -------   -------   -------
DISTRIBUTIONS:
   From net investment income ................         --              --            --        --        --        --
   From net realized gain ....................      (0.93)             --         (2.79)    (3.10)    (2.41)    (2.01)
                                                  -------         -------       -------   -------   -------   -------
      Total distributions ....................      (0.93)             --         (2.79)    (3.10)    (2.41)    (2.01)
                                                  -------         -------       -------   -------   -------   -------
NET ASSET VALUE-- END OF PERIOD ..............    $ 33.39         $ 25.76       $ 23.59   $ 21.37   $ 19.22   $ 17.41
                                                  =======         =======       =======   =======   =======   =======
TOTAL RETURN .................................     33.27%           9.20%**      23.58%    27.50%    24.25%    28.43%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..........      0.75%           0.75%*        0.80%     1.38%     1.43%     1.43%
      Excluding expense limitations ..........      0.77%           0.80%*        0.92%       N/A       N/A       N/A
   Net investment loss .......................    (0.45)%         (0.14)%*      (0.08)%   (0.86)%   (0.78)%   (0.53)%
Portfolio turnover rate ......................    111.49%          15.50%        51.64%    28.05%    34.84%    49.12%
Net assets at end of period
   (000 omitted) .............................   $277,290        $222,538      $223,151   $91,445   $76,174   $66,311

*   Annualized.
**  Not annualized.
1 Effective February 23, 1998, Wilmington Trust Company (WTC) assumed the responsibility of Adviser to the Large Cap Growth Portfolio.
2 The net investment loss per share was calculated using average shares outstanding method.
3 Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - WT Large Cap Growth Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
4 Effective November 1, 1999, Roxbury Capital Management, LLC, assumed the responsibility of Adviser to the WT Large Cap Growth Series.
+ Effective November 1, 1999, the Rodney Square Large Cap Growth Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Large Cap Growth Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                         FOR THE FISCAL YEARS ENDED JUNE 30,
LARGE CAP CORE PORTFOLIO --                        -------------------------------------------------
   INSTITUTIONAL SHARES                            2000 1      1999 1    1998 1    1997 1     1996
                                                   -------    -------    -------   -------   -------
NET ASSET VALUE --
   BEGINNING OF PERIOD ........................    $ 22.50    $ 18.72    $ 20.56   $ 16.58   $ 14.04
                                                   -------    -------    -------   -------   -------
INVESTMENT OPERATIONS:
   Net investment income ......................       0.10       0.12       0.16      0.13      0.13
   Net realized and unrealized gain on
      investments .............................       1.83       4.14       4.52      4.09      2.56
                                                   -------    -------    -------   -------   -------
      Total from investment operations ........       1.93       4.26       4.68      4.22      2.69
                                                   -------    -------    -------   -------   -------
DISTRIBUTIONS:
   From net investment income .................      (0.12)     (0.14)     (0.16)    (0.15)    (0.15)
   From net realized gain .....................      (0.28)     (0.34)     (6.36)    (0.09)       --
                                                   -------    -------    -------   -------   -------
      Total distributions .....................      (0.40)     (0.48)     (6.52)    (0.24)    (0.15)
                                                   -------    -------    -------   -------   -------
NET ASSET VALUE-- END OF PERIOD ...............    $ 24.03    $ 22.50    $ 18.72   $ 20.56   $ 16.58
                                                   =======    =======    =======   =======   =======
TOTAL RETURN ..................................      8.57%     23.25%     29.09%    25.67%    19.24%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...........      0.80%      0.80%      0.80%     0.80%     0.80%
      Excluding expense limitations ...........      0.94%      0.91%      0.93%     0.94%     1.05%
   Net investment income ......................      0.40%      0.65%      0.81%     0.80%     1.34%
Portfolio turnover rate .......................     11.52%      5.19%     93.08%    26.33%    16.95%
Net assets at end of period (000 omitted) .....   $127,812   $139,228   $110,052   $88,763   $66,137

1 The expense and net investment income ratios for the fiscal years ending June 30, 2000, 1999, 1998 and 1997 include expenses allocated from the WT Investment Trust I - Large Cap Core Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                    FOR THE        FOR THE PERIOD     FOR THE PERIOD
                                                                  FISCAL YEAR     JANUARY 1, 1999     JUNE 29, 1998 1
SMALL CAP CORE PORTFOLIO --                                          ENDED            THROUGH             THROUGH
   INSTITUTIONAL SHARES                                         JUNE 30, 2000 2+   JUNE 30, 1999+    DECEMBER 31, 1998+
                                                                ----------------  ---------------    ------------------
NET ASSET VALUE-- BEGINNING OF PERIOD ..........................      $ 9.51           $ 9.36            $ 10.00
                                                                    --------          -------            -------
INVESTMENT OPERATIONS:
   Net investment income .......................................          --             0.02               0.02
   Net realized and unrealized gain (loss) on
      investments ..............................................        3.50             0.13              (0.62)
                                                                    --------          -------            -------
   Total from investment operations ............................        3.50             0.15              (0.60)
                                                                    --------          -------            -------
DISTRIBUTIONS:
   From net investment income ..................................       (0.02)              --              (0.02)
   From net realized gain ......................................       (0.02)              --                 --
   In excess of net realized gain ..............................          --               --              (0.02)
                                                                    --------          -------            -------
      Total distributions ......................................       (0.04)            0.00              (0.04)
                                                                    --------          -------            -------
NET ASSET VALUE-- END OF PERIOD ................................    $  12.97          $  9.51            $  9.36
                                                                    ========          =======            =======
TOTAL RETURN ...................................................      36.93%            1.60%**          (6.03)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ............................       0.80%            0.80%*             0.80%*
      Excluding expense limitations ............................       0.91%            0.90%*             0.95%*
   Net investment income .......................................       0.02%            0.39%*             0.45%*
Portfolio turnover rate ........................................      46.80%            7.42%              9.81%
Net assets at end of period (000 omitted) ......................    $103,456          $76,316            $82,156

*   Annualized.

**  Not annualized.

1   Commencement of operations.

2 Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Small Cap Core Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

+ Effective November 1, 1999, the Rodney Square Small Cap Equity Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Small Cap Core Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                     FOR THE       FOR THE PERIOD      FOR THE PERIOD
                                                                   FISCAL YEAR     JANUARY 1, 1999     JUNE 29, 19981
INTERNATIONAL MULTI-MANAGER PORTFOLIO --                               ENDED           THROUGH             THROUGH
   INSTITUTIONAL SHARES                                          JUNE 30, 2000 3+  JUNE 30, 1999+    DECEMBER 31, 1998+
                                                                 ----------------  ---------------   ------------------
NET ASSET VALUE-- BEGINNING OF PERIOD ..........................     $ 10.03           $ 9.82            $ 10.00
                                                                     -------          -------            -------
INVESTMENT OPERATIONS:
   Net investment income2 ......................................        0.08             0.06               0.02
   Net realized and unrealized gain (loss) on
      investments and foreign currency .........................        3.09             0.26              (0.09)
                                                                     -------          -------            -------
      Total from investment operations .........................        3.17             0.32              (0.07)
                                                                     -------          -------            -------
DISTRIBUTIONS:
   From net investment income ..................................       (0.06)              --                 --
   From net realized gain ......................................       (0.66)           (0.11)             (0.11)
                                                                     -------          -------            -------
      Total distributions ......................................       (0.72)           (0.11)             (0.11)
                                                                     -------          -------            -------
NET ASSET VALUE-- END OF PERIOD ................................     $ 12.48          $ 10.03            $  9.82
                                                                     =======          =======            =======
TOTAL RETURN ...................................................      31.52%            3.29%**          (0.70)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ............................       1.00%            1.00%*             1.00%*
      Excluding expense limitations ............................       1.21%            1.19%*             1.10%*
   Net investment income .......................................       0.66%            1.86%*             0.46%*
Portfolio turnover rate ........................................      78.24%           33.02%             27.66%
Net assets at end of period (000 omitted) ......................     $84,078          $69,401            $73,784

*   Annualized.

**  Not annualized.

1   Commencement of operations.

2 The net investment income per share was calculated using the average share outstanding method.

3 Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - International Multi-Manager Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

+ Effective November 1, 1999, the Rodney Square International Equity Portfolio ("Rodney Square Portfolio") was merged into the Wilmington International Multi-Manager Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                    FOR THE       FOR THE PERIOD      FOR THE PERIOD
                                                                  FISCAL YEAR     JANUARY 1, 1999     JUNE 29, 19981
LARGE CAP VALUE PORTFOLIO --                                         ENDED            THROUGH             THROUGH
   INSTITUTIONAL SHARES                                       JUNE 30, 2000 2,3+  JUNE 30, 1999+    DECEMBER 31, 1998+
                                                              ------------------  ---------------   ------------------
NET ASSET VALUE-- BEGINNING OF PERIOD .........................     $  9.82           $  9.30            $ 10.00
                                                                    -------           -------            -------
INVESTMENT OPERATIONS:
   Net investment income ......................................        0.13              0.10               0.10
   Net realized and unrealized gain (loss) on
      investments .............................................        0.50              0.42              (0.58)
                                                                    -------           -------            -------
      Total from investment operations ........................        0.63              0.52              (0.48)
                                                                    -------           -------            -------
DISTRIBUTIONS:
   From net investment income .................................       (0.20)               --              (0.10)
   In excess of net realized gain .............................          --                --              (0.12)
                                                                    -------           -------            -------
      Total distributions .....................................       (0.20)               --              (0.22)
                                                                    -------           -------            -------
NET ASSET VALUE-- END OF PERIOD ...............................     $ 10.25           $  9.82            $  9.30
                                                                    =======           =======            =======
TOTAL RETURN ..................................................       6.61%             5.59%**          (4.79)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses
      Including expense limitations ...........................       0.75%             0.75%*             0.75%*
      Excluding expense limitations ...........................       0.97%             0.84%*             0.88%*
   Net investment income ......................................       1.06%             1.92%*             2.07%*
Portfolio turnover rate .......................................     136.45%            25.14%             36.78%
Net assets at end of period (000 omitted) .....................     $64,272           $79,060            $93,780

*   Annualized.

**  Not annualized.

1   Commencement of operations.

2 Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Large Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

3 Effective November 1, 1999, Cramer Rosenthal McGlynn, LLC, assumed the responsibility of Adviser to the Large Cap Value Series.

+ Effective November 1, 1999, the Rodney Square Large Cap Value Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Large Cap Value Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND. Wilmington Large Cap Growth Portfolio, Wilmington Large Cap Core Portfolio (formerly WT Broad Market Equity Portfolio), Wilmington Small Cap Core Portfolio, Wilmington International Multi-Manager Portfolio, and Wilmington Large Cap Value Portfolio (each a "Portfolio" and collectively the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund are contained in separate reports to their shareholders.

   The Portfolios currently offer two classes of shares: Investor Shares and Institutional Shares. As of June 30, 2000, the Investor Shares have not commenced operations.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Portfolio (effective November 1, 1999 with respect to the Wilmington Large Cap Growth, Wilmington Small Cap Core, Wilmington International Multi-Manager and Wilmington Large Cap Value Portfolios) seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of each Portfolio is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolios' financial statements.

   Information  presented  for  periods  prior  to  November  1,  1999,  for the
   Wilmington Large Cap Growth, Wilmington Small Cap Core, Wilmington International Multi-Manager and Wilmington Large Cap Value Portfolios reflects the operating results of predecessor mutual funds (see Note 5).

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Portfolios:

   VALUATION OF INVESTMENT IN SERIES. Valuation of each Portfolio's investment in the Series is based on the underlying securities held by the Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required. At June 30, 2000, the Wilmington Large Cap Value Portfolio had $1,647,747 next tax basis capital loss carryforwards to offset future capital gains which will expire June 30, 2007.

   DISTRIBUTIONS TO SHAREHOLDERS. Each Portfolio records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Distributions to shareholders of the Portfolios are declared and paid to shareholders annually.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   DEFERRED ORGANIZATION COSTS. Organization costs incurred by certain Portfolios have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that each Portfolio commenced operations.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT SECURITIES AND TRANSACTIONS. During the period July 1, 1999 through October 31, 1999, purchases and sales of investment securities (excluding short-term investments) were as follows:

                            LARGE CAP GROWTH    SMALL CAP CORE   INTERNATIONAL MULTI-MANAGER   LARGE CAP VALUE
                                PORTFOLIO          PORTFOLIO              PORTFOLIO               PORTFOLIO
                            ----------------    --------------   ---------------------------   ---------------
   Purchases ................   $43,845,908       $10,796,847            $14,625,367            $26,130,117
   Sales ....................    52,215,069        16,373,944             16,259,188             37,782,624

   For the fiscal year ended June 30, 2000, contributions to and withdrawals from the Series were as follows:

                             LARGE CAP GROWTH  LARGE CAP CORE  SMALL CAP CORE  INTERNATIONAL MULTI-MANAGER  LARGE CAP VALUE
                                PORTFOLIO 1       PORTFOLIO      PORTFOLIO 1           PORTFOLIO 1             PORTFOLIO1
                             ----------------  --------------  --------------  ---------------------------  ---------------
   Contributions ...........    $259,475,928    $14,440,897     $95,126,611           $84,593,238             $79,403,657
   Withdrawals .............      43,291,544     36,841,804      18,022,186            15,390,625              19,083,480

   1 For the period November 1, 1999 through June 30, 2000.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Large Cap Core, Small Cap Core and International Multi-Manager Series is Wilmington Trust Company ("WTC"). The investment adviser to the Large Cap Growth and Large Cap Value Series is Roxbury Capital Management, LLC and Cramer Rosenthal McGlynn, LLC, respectively. Advisory fees charged to the Series are discussed in the notes to the Series' financial statements. Prior to November 1, 1999, WTC served as investment adviser to the Rodney Square Funds (see Note 5) under substantially similar terms.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

   PFPC also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolios.

   The investment advisers have agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.80% of average daily net assets for Large Cap Core Portfolio and Small Cap Core Portfolio; 1.00% of average daily net assets for the International Multi-Manager Portfolio; and 0.75% of average daily net assets for Large Cap Value Portfolio and Large Cap Growth Portfolio. These undertakings will remain in place until the Board of Trustees approves its termination.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

5. FUND MERGER. Effective November 1, 1999, the Wilmington Large Cap Growth Portfolio, Wilmington Small Cap Core Portfolio, Wilmington International Multi-Manager Portfolio, and Wilmington Large Cap Value Portfolio (the "Wilmington Portfolios") acquired all of the assets and assumed all of the liabilities of the Rodney Square Large Cap Growth Equity Portfolio, Rodney Square Small Cap Equity Portfolio, Rodney Square International Equity Portfolio, and Rodney Square Large Cap Value Equity Portfolio (the "Rodney Square Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Rodney Square Funds received shares of the respective Wilmington Portfolios equal to the number and aggregate net asset value of their shares in the Rodney Square Funds.

   The Reorganizations were treated as non-taxable events and accordingly the Wilmington Portfolios' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation (depreciation) of the Rodney Square Funds as of November 1, 1999 were as follows:

                                                                                      NET UNREALIZED
                                                                 NET ASSETS     APPRECIATION (DEPRECIATION)
                                                              ----------------  ---------------------------
        Rodney Square Large Cap Growth Equity Portfolio         $221,462,222           $65,419,417
        Rodney Square Small Cap Equity Portfolio                  71,848,799            14,895,478
        Rodney Square International Equity Portfolio              73,299,652            12,748,767
        Rodney Square Large Cap Value Equity Portfolio            62,066,508             1,665,218

   The Rodney Square Funds' investment objectives, policies and limitations were identical to those of the respective Wilmington Portfolios, which had no operations prior to November 1, 1999. For financial reporting purposes the Rodney Square Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the Wilmington Portfolios.

6. TRANSFERS IN-KIND AND COMMENCEMENT OF NEW PORTFOLIOS. Effective June 29, 1998, the Wilmington Trust Growth Stock Fund ("Growth Stock Fund"), the Wilmington Trust Value Stock Fund ("Value Stock Fund"), the Wilmington Trust Small Cap Fund ("Small Cap Fund") and the Wilmington Trust International Fund ("International Fund"), each a Wilmington Trust Collective Investment Fund ("WTCIF"), transferred all of their net assets, including their securities, to the Growth Portfolio, the Value Portfolio, the Small Cap Portfolio and the International Portfolio, respectively. The shareholders of each WTCIF received shares of the respective Portfolios based on the net assets transferred divided by the net asset value of the respective Portfolio.

   The transfer was conducted on a taxable basis with respect to the Growth Stock Fund, whereby any unrealized appreciation or depreciation on the securities on the date of transfer was recognized by the Growth Stock Fund and the Growth Portfolio's basis in the securities reflect their market value as of the date of transfer.

   The transfer of securities was conducted on a tax-free basis with respect to the Value Stock Fund, the Small Cap Fund and the International Fund, whereby any unrealized appreciation or depreciation on the securities on the date of transfer was not treated as a taxable event by the Value Stock Fund, Small Cap Fund and the International Fund. The Value Portfolio's, the Small Cap Portfolio's and the International Portfolio's basis in the securities reflect their historical cost basis as of the date of transfer.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   The following table summarized the aforementioned transactions:

   THE WILMINGTON TRUST COLLECTIVE INVESTMENT FUNDS
                                                    NET ASSET       UNREALIZED
                                    SHARES AT       VALUE AT       APPRECIATION
    FUND NAME                        6/28/98         6/28/98        AT 6/28/98
    ------------                    ---------      ------------    -------------
   Growth Stock Fund                1,696,889      $113,362,975     $30,345,500
   Value Stock Fund                 2,046,297        94,708,383       7,428,141
   Small Cap Fund                   2,559,982        79,041,552      15,894,957
   International Fund               2,152,552        63,534,185      10,359,785

   THE RODNEY SQUARE STRATEGIC EQUITY FUND
                                                    COMBINED
                                     SHARES        NET ASSETS           NAV
                                    ISSUED IN         AFTER             PER
    PORTFOLIO NAME                  EXCHANGE        EXCHANGE           SHARE
    ---------------                 ---------      ------------        ------
   Growth Portfolio                 4,749,182      $209,657,472        $23.87
   Value Portfolio                  9,470,838        94,708,383         10.00
   Small Cap Portfolio              7,904,155        79,041,552         10.00
   International Portfolio          6,353,419        63,534,185         10.00

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

REPORT OF ERNST &YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of WT Mutual Fund (Large Cap Growth, Large Cap Core, Small Cap Core, International Multi-Manager and Large Cap Value Portfolios) (the "Portfolios") as of June 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods indicated therein, the financial highlights for each of the periods indicated therein with respect to the Large Cap Growth, Small Cap Core, International Multi-Manager and Large Cap Value Portfolios, and the financial highlights for each of the two years in the period ended June 30, 2000 with respect to the Large Cap Core Portfolio. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Large Cap Core Portfolio for the years ended June 30, 1996 through June 30, 1998 were audited by other auditors whose report dated July 31, 1998 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios at June 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the periods indicated therein, the financial highlights for each of the periods indicated therein with respect to the Large Cap Growth, Small Cap Core, International Multi-Manager and Large Cap Value Portfolios, and the financial highlights for each of the two years in the period ended June 30, 2000 with respect to the Large Cap Core Portfolio, in conformity with accounting principles generally accepted in the United States.

                                         /S/ERNST & YOUNG LLP


Philadelphia, Pennsylvania
August 4, 2000

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------

   TAX INFORMATION - (UNAUDITED)

   Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the following Portfolios of the Fund paid a 20% capital gain distribution (from net long-term capital gains) during the fiscal year ended June 30, 2000. The following table summarizes the capital gain distributions:
                                                                     TOTAL 20%
                                                   CAPITAL GAIN    CAPITAL GAIN
                                                     PER SHARE     DISTRIBUTION
                                                   ------------   --------------
          Large Cap Growth Portfolio                  $0.9323      $7,428,799
          International Multi-Manager Portfolio        0.5832       3,676,543
          Large Cap Core Portfolio                     0.2065       1,134,866

   For corporate shareholders, 100% of the ordinary income distributions (dividend income plus short-term gains, if any) for the Wilmington Large Cap Value, Large Cap Core, Small Cap Core and International Multi-Manager qualify for the dividends-received deduction.

   In January 2001, shareholders of the Fund will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2000, including any distributions paid between June 30, 2000 and December 31, 2000.

   The information set forth below is for Wilmington International Portfolio fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portion fiscal years of a porffolio. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2001. Please consult your tax advisor for proper treatment of this information.



                     GROSS                                   GROSS
                    DIVIDEND      TAX                       DIVIDEND      TAX

   Australia         $0.0078    $0.0002    Japan             $0.0102    $0.0016
   Austria            0.0007     0.0001    Netherlands        0.0121     0.0015
   Canada             0.0021     0.0002    New Zealand        0.0037     0.0006
   Denmark            0.0012     0.0002    Portugal           0.0017     0.0002
   Greece             0.0006     0.0000    Singapore          0.0004     0.0000
   Finland            0.0055     0.0008    Philippines        0.0001     0.0000
   Korea              0.0041     0.0004    Spain              0.0006     0.0001
   France             0.0216     0.0024    Sweden             0.0060     0.0012
   Germany            0.0133     0.0013    Switzerland        0.0067     0.0010
   Hong Kong          0.0038     0.0000    Taiwan             0.0317     0.0003
   Ireland            0.0072     0.0000    Great Britain      0.0403     0.0041
   Israel             0.0001     0.0000                      -------    -------
   Italy              0.0070     0.0005    Total             $0.1885    $0.0167
                                                             =======    =======

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------

SPECIAL MEETINGS OF SHAREHOLDERS

Special meetings of the shareholders of the WT Mutual Fund was held on October 22, 1999 to vote on the following proposals:

   (I)   To approve or disapprove new investment advisory agreements;

   (II) To consider the election of five persons to the Fund's Board of Trustees;

   (III) To approve or disapprove certain changes to each Portfolio's fundamental investment limitations; and

   (IV) To ratify the selection of Ernst & Young LLP as the Fund's independent auditors for the fiscal year ending June 30, 2000.

                                           FOR          AGAINST      ABSTAINED
                                       -----------   ------------  ------------
     WT Mutual Fund
       Broad Market Equity Portfolio

            (I)                          6,143,222         0           1,842

            (II)                         6,142,672         0           2,392

            (III)                        6,145,064         0               0

            (IV)                         6,143,222         0           1,842

WILMINGTON FUNDS -- EQUITY SERIES
---------------------------------
    ANNUAL REPORT / JUNE 30, 2000
--------------------------------------------------------------------------------



           (The following pages should be read in conjunction with the
                       Portfolios' Financial Statements.)












    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / WT LARGE CAP GROWTH SERIES
-------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

COMMON STOCK -- 98.9%
  COMMUNICATION & BROADCASTING -- 31.7%

       AT&T Corp. - Liberty Media Group,
         Class A* ...................................    592,000  $ 14,356,000
       EchoStar Communications
         Corporation* ...............................    252,000     8,343,562
       General Motors Corporation,
         Class H* ...................................     83,000     7,283,250
       McLeodUSA, Inc., Class A* ....................    246,000     5,089,125
       Nextlink Communications,
          Inc.* .....................................    172,000     6,525,250
       Qwest Communications
         International, Inc.* .......................    275,000    13,664,062
       Sprint Corp. .................................     93,000     4,743,000
       Viacom, Inc. (B Shares)* .....................    238,700    16,276,356
       Vodafone Airtouch PLC ........................    118,000     4,889,625
       Worldcom, Inc.* ..............................    149,000     6,835,375
                                                                  ------------
     TOTAL COMMUNICATION & BROADCASTING ........................    88,005,605
                                                                  ------------
  FINANCE & INSURANCE -- 4.2%

    SECURITIES DEALERS -- 4.2%
       Goldman Sachs Group, Inc. ....................     59,000     5,597,625
       Morgan Stanley Dean
         Witter & Co. ...............................     72,000     5,994,000
                                                                  ------------
     TOTAL FINANCE & INSURANCE .................................    11,591,625
                                                                  ------------
  MANUFACTURING -- 31.7%

    COMPUTERS & OFFICE EQUIPMENT -- 3.6%
       Intel Corp. ..................................     75,000    10,026,562
                                                                  ------------
    ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES -- 3.1%
       General Electric Co. .........................    167,000     8,517,000
                                                                  ------------
    ELECTRONICS -- 5.3%
       Analog Devices, Inc.* ........................     62,000     4,712,000
       Texas Instruments, Inc. ......................    147,000    10,097,062
                                                                  ------------
                                                                    14,809,062
                                                                  ------------
    PHARMACEUTICAL PREPARATIONS -- 4.9%
       Amgen, Inc.* .................................    115,000     8,078,750
       Pharmacia Corp. ..............................    105,000     5,427,188
                                                                  ------------
                                                                    13,505,938
                                                                  ------------
    PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 2.1%
       Medtronic, Inc. ..............................    117,000     5,828,062
                                                                  ------------



                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

  TELECOMMUNICATIONS EQUIPMENT -- 12.7%
     Nokia Corp., ADR ...............................    243,600  $ 12,164,775
     Nortel Networks Corp. ..........................    160,800    10,974,600
     VoiceStream Wireless Corp.* ....................    105,000    12,211,172
                                                                  ------------
                                                                    35,350,547
                                                                  ------------
  TEXTILES & APPAREL -- 0.0%
     Valutron .......................................     34,700             0
     Valutron Distribution ..........................     12,200             0
                                                                  ------------
                                                                             0
                                                                  ------------
   TOTAL MANUFACTURING .........................................    88,037,171
                                                                  ------------
SERVICES -- 19.4%

  BUSINESS SERVICES -- 2.4%
     American Express Co. ...........................    126,000     6,567,750
                                                                  ------------
  COMPUTER SERVICES -- 17.0%
     America Online, Inc.* ..........................    103,000     5,433,250
     Cisco Systems, Inc.* ...........................    135,000     8,580,938
     EMC Corp.* .....................................    148,000    11,386,750
     Oracle Corp.* ..................................     86,600     7,279,813
     Sun Microsystems, Inc.* ........................    130,000    11,821,875
     Yahoo! Inc.* ...................................     21,700     2,688,088
                                                                  ------------
                                                                    47,190,714
                                                                  ------------
   TOTAL SERVICES ..............................................    53,758,464
                                                                  ------------
WHOLESALE & RETAIL TRADE -- 11.9%

  MISCELLANEOUS RETAIL STORES -- 2.1%
     Wal-Mart Stores, Inc. ..........................    101,000     5,820,125
                                                                  ------------
  RETAIL APPAREL & ACCESSORY STORES -- 2.1%
     Gap, Inc. ......................................    189,000     5,906,250
                                                                  ------------
  RETAIL BUILDING MATERIAL -- 4.1%
     Home Depot, Inc. ...............................    226,500    11,310,844
                                                                  ------------
  WHOLESALE STORES -- 3.6%
     Costco Wholesale Corp.* ........................    300,000     9,900,000
                                                                  ------------
   TOTAL WHOLESALE & RETAIL TRADE ..............................    32,937,219
                                                                  ------------
   TOTAL COMMON STOCK
     (COST $227,287,529) ............................              274,330,084
                                                                  ------------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / WT LARGE CAP GROWTH SERIES
-------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

SHORT-TERM INVESTMENTS -- 1.1%
       Samson Street Fund - Money
         Market Portfolio ...........................  3,036,713  $  3,036,713
                                                                  ------------
     TOTAL SHORT-TERM INVESTMENTS
       (COST $3,036,713) .......................................     3,036,713
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
   (COST $230,324,242)+ .............................              277,366,797
OTHER ASSETS AND
   LIABILITIES, NET-- 0.0% ..........................                   26,716
                                                                  ------------
NET ASSETS-- 100.0% .................................             $277,393,513
                                                                  ============


* Non-income producing security.

+ The cost for Federal income tax purposes. At June 30, 2000, net unrealized appreciation was $47,042,556. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $66,175,180, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $19,132,625.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

COMMON STOCK -- 99.6%
  COMMUNICATION & BROADCASTING -- 9.5%

       Alltel Corp. .................................      3,400  $    210,587
       AT&T Corp. ...................................     33,000     1,043,625
       Bell Atlantic Corp. ..........................     16,000       813,000
       BellSouth Corp. ..............................     20,900       890,862
       Clear Channel Communications,
         Inc.* ......................................      4,100       307,500
       Comcast Corp. (A Shares)* ....................      8,900       360,450
       EchoStar Communications
         Corp.* .....................................        600        19,866
       Global Crossing, Ltd.* .......................      8,900       234,181
       GTE Corp. ....................................     10,900       678,525
       Mediaone Group* ..............................      7,300       486,362
       Nextel Communications, Inc.
         (A Shares)* ................................      6,600       403,837
       Qwest Communications
         International, Inc.* .......................      3,200       159,000
       SBC Communications, Inc. .....................     32,602     1,410,036
       Sprint Corp. - FON Group .....................     11,000       561,000
       Sprint Corp. - PCS Group* ....................      9,000       535,500
       Time Warner, Inc. ............................     14,200     1,079,200
       US West, Inc. ................................      6,010       515,357
       Viacom, Inc. (B Shares)* .....................     17,000     1,159,187
       Worldcom, Inc.* ..............................     29,200     1,339,550
                                                                  ------------
     TOTAL COMMUNICATION & BROADCASTING ........................    12,207,625
                                                                  ------------
  COMPUTER SERVICES -- 7.4%

       Adobe Systems, Inc. ..........................      1,300       169,000
       Ariba, Inc.* .................................        900        88,242
       BMC Software, Inc.* ..........................      3,000       109,453
       Citrix Systems, Inc.* ........................      1,800        34,087
       Computer Associates International,
         Inc ........................................      6,600       337,837
       Computer Sciences Corp.* .....................      1,900       141,906
       Digex, Inc.* .................................        800        54,350
       Electronic Data Systems Corp. ................      5,800       239,250
       i2 Technologies, Inc.* .......................        500        52,133
       IMS Health, Inc. .............................      4,400        79,200
       Microsoft Corp.* .............................     56,000     4,480,000
       Oracle Corp.* ................................     29,400     2,471,437
       Siebel Systems, Inc.* ........................      1,500       245,344
       Teradyne, Inc.* ..............................      2,000       147,000
       TIBCO Software, Inc.* ........................        800        85,787
       Verisign, Inc.* ..............................        300        52,950
       VERITAS Software Corp.* ......................      4,000       452,062
       Xilinx, Inc.* ................................      2,000       165,125
                                                                  ------------
     TOTAL COMPUTER SERVICES ...................................     9,405,163
                                                                  ------------



                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

  ELECTRIC, GAS & WATER UTILITIES -- 2.1%

       American Electric Power Co.,
         Inc ........................................      4,180  $    123,832
       Consolidated Edison, Inc. ....................      3,000        88,875
       CP& L Energy, Inc. ...........................      1,900        60,681
       Dominion Resources, Inc. .....................      2,800       120,050
       Duke Energy Corp. ............................      4,400       248,050
       Edison International .........................      6,000       123,000
       El Paso Energy Corp. .........................      3,000       152,812
       Enron Corp. ..................................      8,000       516,000
       Entergy Corp. ................................      3,100        84,281
       First Energy Corp. ...........................      2,900        67,787
       FPL Group, Inc. ..............................      2,400       118,800
       PECO Energy Co. ..............................      2,200        88,687
       PG & E Corp. .................................      5,600       137,900
       Public Service Enterprise
         Group ......................................      3,000       103,875
       Southern Co. .................................      8,200       191,162
       TXU Corp. ....................................      5,000       147,500
       Williams Cos., Inc. ..........................      7,000       291,812
                                                                  ------------
     TOTAL ELECTRIC, GAS & WATER UTILITIES .....................     2,665,104
                                                                  ------------
  FINANCE & INSURANCE -- 13.0%

    HOSPITAL & MEDICAL SERVICE PLANS -- 0.3%
       AON Corp. ....................................      3,350       104,059
       HCA - The Healthcare Corp. ...................      2,000        60,750
       UnitedHealth Group, Inc. .....................      2,500       214,375
                                                                  ------------
                                                                       379,184
                                                                  ------------
    INSURANCE CARRIERS -- 4.2%
       AFLAC, Inc. ..................................      3,300       151,594
       Allstate Corp. ...............................      5,000       111,250
       American General Corp. .......................      3,200       195,200
       American International Group,
         Inc ........................................     17,110     2,010,425
       Chubb Corp. ..................................      2,500       153,750
       CIGNA Corp. ..................................      2,100       196,350
       Citigroup, Inc. ..............................     37,000     2,229,250
       Hartford Financial Services Group,
         Inc ........................................      3,000       167,812
       Jefferson - Pilot Corp. ......................      1,400        79,012
       Lincoln National Corp. .......................      2,500        90,312
       Progressive Corp. ............................        900        66,656
                                                                  ------------
                                                                     5,451,611
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

    SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 2.0%
       American Express Co. .........................     15,300  $    797,512
       AmSouth Bancorp ..............................      4,100        64,575
       Associates First Capital Corp.
         (A Shares) .................................      8,466       188,898
       Fannie Mae ...................................     10,800       563,625
       Freddie Mac ..................................      7,200       291,600
       Household International, Inc. ................      5,700       236,906
       Paychex, Inc. ................................      3,900       163,800
       Providian Financial Corp. ....................      1,500       135,000
       SLM Holding Corp. ............................      2,100        78,619
       Washington Mutual, Inc. ......................      3,400        98,175
                                                                  ------------
                                                                     2,618,710
                                                                  ------------
    SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -- 1.9%
       Charles Schwab Corp. .........................     17,000       571,625
       Goldman Sachs Group, Inc. ....................        400        37,950
       Lehman Brothers
         Holdings, Inc. .............................      1,100       104,019
       Marsh & McLennan Cos., Inc. ..................      3,250       339,422
       Merrill Lynch & Co., Inc. ....................      3,000       345,000
       Morgan Stanley Dean
         Witter & Co. ...............................     11,300       940,725
       T. Rowe Price Associates, Inc. ...............      1,500        63,750
                                                                  ------------
                                                                     2,402,491
                                                                  ------------
    STATE & NATIONAL BANKS -- 4.6%
       Bank of America Corp. ........................     18,000       774,000
       Bank of New York Co., Inc. ...................      8,900       413,850
       Bank One Corp. ...............................     10,000       265,625
       BB&T Corp. ...................................      3,400        81,175
       Chase Manhattan Corp. ........................     15,000       690,937
       Comerica, Inc. ...............................      2,000        89,750
       Fifth Third Bancorp ..........................      2,800       177,100
       First Union Corp. ............................      9,000       223,312
       Firstar Corp. ................................     11,500       242,219
       Fleet Boston Financial Corp. .................     10,000       340,000
       J.P. Morgan & Co., Inc. ......................      2,000       220,250
       KeyCorp ......................................      5,700       100,462
       MBNA Corp. ...................................      8,950       242,769
       Mellon Financial Corp. .......................      6,400       233,200
       National City Corp. ..........................      5,600        95,550
       Northern Trust Corp. .........................      2,800       182,175
       PNC Financial Services Group .................      3,000       140,625
       Regions Financial Corp. ......................      2,300        45,712
       State Street Corp. ...........................      2,000       212,125
       Suntrust Banks, Inc. .........................      3,000       137,062
       U.S. Bancorp .................................      7,000       134,750



                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

       Wachovia Corp. ...............................      2,000  $    108,500
       Wells Fargo Co. ..............................     18,000       697,500
                                                                  ------------
                                                                     5,848,648
                                                                  ------------
     TOTAL FINANCE & INSURANCE .................................    16,700,644
                                                                  ------------
  MANUFACTURING -- 52.3%

    AIRCRAFT & AEROSPACE -- 0.9%
       B.F. Goodrich Co. ............................      1,300        44,281
       Boeing Co. ...................................      8,900       372,131
       General Dynamics Corp. .......................      2,600       135,850
       Honeywell International, Inc. ................      9,000       303,187
       United Technologies Corp. ....................      5,400       317,925
                                                                  ------------
                                                                     1,173,374
                                                                  ------------
    BIOTECHNOLOGY -- 0.2%
       Biogen, Inc.* ................................      1,500        96,750
       Genentech, Inc. ..............................        400        68,800
       Immunex Corp.* ...............................      1,000        49,438
                                                                  ------------
                                                                       214,988
                                                                  ------------
    CHEMICAL & ALLIED PRODUCTS-- 1.6%
       Amgen, Inc.* .................................     13,800       969,450
       Dow Chemical Co. .............................      8,700       262,631
       Dupont (E.I.) de
         Nemours & Co. ..............................     12,000       525,000
       PPG Industries, Inc. .........................      2,400       106,350
       Rohm & Haas Co. ..............................      2,300        79,350
       Union Carbide Corp. ..........................      1,550        76,725
                                                                  ------------
                                                                     2,019,506
                                                                  ------------
    COMPUTERS & OFFICE EQUIPMENT -- 15.0%
       Ancor Communications, Inc.* ..................      1,000        35,766
       Apple Computer, Inc.* ........................      3,400       178,075
       Brocade Communications
         Systems, Inc.* .............................        500        91,742
       Cisco Systems, Inc.* .........................     71,000     4,512,937
       Compaq Computer Corp. ........................     17,800       455,012
       Dell Computer Corp.* .........................     26,250     1,294,453
       EMC Corp.* ...................................     22,000     1,692,625
       Foundry Networks, Inc.* ......................      1,000       110,500
       Gateway, Inc.* ...............................      3,400       192,950
       Hewlett - Packard Co. ........................     10,200     1,273,725
       Intel Corp. ..................................     34,600     4,625,587
       International Business Machines
         Corp .......................................     19,500     2,136,469
       Juniper Networks, Inc.* ......................        800       116,450
       Lexmark International Group,
         Inc. (A Shares)* ...........................        800        53,800

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

       Micron Technology, Inc.* .....................      2,800  $    246,575
       Network Appliance, Inc.* .....................      3,700       297,850
       Pitney Bowes, Inc. ...........................      2,000        80,000
       QLogic Corp.* ................................      2,000       132,125
       Redback Networks, Inc.* ......................        400        71,200
       Sun Microsystems, Inc.* ......................     16,500     1,500,469
       Xerox Corp. ..................................      4,700        94,000
                                                                  ------------
                                                                    19,192,310
                                                                  ------------
    CONSUMER PRODUCTS -- 1.7%
       Colgate - Palmolive Co. ......................      7,000       419,125
       Gillette Co. .................................     13,000       454,187
       Kimberly - Clark Corp. .......................      7,000       401,625
       Procter & Gamble Co. .........................     13,000       744,250
       Ralston Purina Group .........................      4,900        97,694
                                                                  ------------
                                                                     2,116,881
                                                                  ------------
    ELECTRONICS -- 0.8%
       Agilent Technologies, Inc.* ..................      3,890       286,887
       General Motors Corp.
         (H Shares)* ................................      1,848       162,162
       Johnson Controls, Inc. .......................        900        46,181
       Linear Technology Corp. ......................      2,000       127,875
       Maxim Integrated
         Products, Inc. .............................      1,000        67,937
       PE Corp. - PE Biosystems
         Group ......................................      2,000       131,750
       Solectron Corp.* .............................      5,600       234,500
                                                                  ------------
                                                                     1,057,292
                                                                  ------------
    FOOD & BEVERAGE -- 3.5%
       Anheuser - Busch Cos., Inc. ..................      4,900       365,969
       Campbell Soup Co. ............................      5,500       160,188
       Coca-Cola Co. ................................     27,900     1,602,506
       General Mills, Inc. ..........................      4,000       153,000
       Heinz (H.J.) Co. .............................      4,500       196,875
       Kellogg Co. ..................................      4,200       124,950
       Nabisco Holdings Corp.
         (A Shares) .................................      1,000        52,500
       PepsiCo, Inc. ................................     14,900       662,119
       Quaker Oats Co. ..............................      2,700       202,838
       Sara Lee Corp. ...............................     11,400       220,163
       Sysco Corp. ..................................      4,600       193,775
       The Seagram Co., Ltd. ........................      4,700       272,600
       Unilever NV ..................................      6,685       287,455
                                                                  ------------
                                                                     4,494,938
                                                                  ------------



                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

    IRON & STEEL -- 0.1%
       Allegheny Technologies, Inc. .................      1,400  $     25,200
       Nucor Corp. ..................................      1,400        46,463
                                                                  ------------
                                                                        71,663
                                                                  ------------
    MISC. ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES -- 4.4%
       Emerson Electric Co. .........................      5,300       319,988
       General Electric Co. .........................    104,700     5,339,700
                                                                  ------------
                                                                     5,659,688
                                                                  ------------
    MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 0.5%
       Baker Hughes, Inc. ...........................      2,200        70,400
       Caterpillar, Inc. ............................      3,500       118,563
       Deere & Co. ..................................      3,200       118,400
       Dover Corp. ..................................      3,000       121,688
       Illinois Tool Works, Inc. ....................      3,000       171,000
       Ingersoll Rand Co. ...........................      2,200        88,550
                                                                  ------------
                                                                       688,601
                                                                  ------------
    MISCELLANEOUS MANUFACTURING INDUSTRIES -- 1.1%
       Black & Decker Corp. .........................      1,600        62,900
       Danaher Corp. ................................      1,600        79,100
       Minnesota Mining &
         Manufacturing Co. ..........................      4,000       330,000
       Tyco International, Ltd. .....................     19,000       900,125
                                                                  ------------
                                                                     1,372,125
                                                                  ------------
    OIL FIELD MACHINERY & EQUIPMENT-- 0.5%
       Schlumberger, Ltd. ...........................      6,400       477,600
       Transocean Sedco Forex, Inc. .................      2,239       119,647
                                                                  ------------
                                                                       597,247
                                                                  ------------
    PACKAGING & CONTAINERS -- 0.0%
       Sealed Air Corp.* ............................      1,300        68,088
                                                                  ------------
    PAPER & PAPER PRODUCTS -- 0.3%
       Fort James Corp. .............................      2,500        57,813
       Georgia - Pacific Corp. ......................      1,900        49,875
       International Paper Co. ......................      5,000       149,063
       Weyerhaeuser Co. .............................      2,600       111,800
       Willamette Industries, Inc. ..................      1,200        32,700
                                                                  ------------
                                                                       401,251
                                                                  ------------
    PHARMACEUTICAL PREPARATIONS-- 10.0%
       Abbott Laboratories ..........................     16,900       753,106
       American Home Products Corp. .................     14,000       822,500
       Bristol - Meyers Squibb Co. ..................     21,000     1,223,250

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

       Cardinal Health, Inc. ........................      3,000  $    222,000
       Eli Lilly & Co. ..............................     11,700     1,168,538
       Johnson & Johnson Co. ........................     15,700     1,599,438
       MedImmune, Inc.* .............................      1,500       111,000
       Merck & Co., Inc. ............................     25,500     1,953,938
       Pfizer, Inc. .................................     68,500     3,288,000
       Pharmacia Corp. ..............................     14,759       762,856
       Schering - Plough Corp. ......................     16,700       843,350
                                                                  ------------
                                                                    12,747,976
                                                                  ------------
    PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
       Eastman Kodak Co. ............................      1,900       113,050
                                                                  ------------
    PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.8%
       Baxter International, Inc. ...................      2,300       161,719
       Guidant Corp.* ...............................      3,300       163,350
       Medtronic, Inc. ..............................     14,000       697,375
                                                                  ------------
                                                                     1,022,444
                                                                  ------------
    PRINTING & PUBLISHING -- 0.4%
       Gannett Co., Inc. ............................      3,600       215,325
       McGraw - Hill Cos., Inc. .....................      2,500       135,000
       New York Times Co. ...........................      2,500        98,750
       Tribune Co. ..................................      3,100       108,500
                                                                  ------------
                                                                       557,575
                                                                  ------------
    SEMICONDUCTORS -- 2.6%
       Analog Devices, Inc. .........................      2,600       197,600
       Applied Materials, Inc.* .....................      7,400       670,625
       Applied Micro Circuits Corp.* ................        500        49,375
       Broadcom Corp. Class A* ......................      2,500       547,344
       Conexant Systems, Inc.* ......................      2,700       131,288
       KLA - Tencor Corp.* ..........................      2,000       117,125
       LSI Logic Corp.* .............................      4,000       216,500
       PMC - Sierra, Inc.* ..........................        200        35,538
       Texas Instruments, Inc. ......................     19,800     1,360,013
                                                                  ------------
                                                                     3,325,408
                                                                  ------------
    TELECOMMUNICATIONS EQUIPMENT -- 6.5%
       ADC Telecommunications,
         Inc. * .....................................      4,000       335,500
       Altera Corp.* ................................      2,000       203,875
       Avanex Corp.* ................................        500        47,750
       Comverse Technology, Inc.* ...................      1,500       139,500
       Corning, Inc. ................................      2,800       755,650
       JDS Uniphase Corp.* ..........................      2,000       239,750
       Lucent Technologies, Inc. ....................     35,850     2,124,113
       Metromedia Fiber Network,
         Inc. (A Shares)* ...........................      1,500        59,531



                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

       Motorola, Inc. ...............................     27,750  $    806,484
       Nokia Corp. ADR ..............................      4,000       199,750
       Nortel Networks Corp.
         (Holding Co.) ..............................     30,000     2,047,500
       Qualcomm, Inc.* ..............................      8,000       480,000
       Scientific Atlanta, Inc. .....................      2,200       163,900
       SDL, Inc.* ...................................        200        57,038
       Sycamore Networks, Inc.* .....................        700        77,263
       Tellabs, Inc.* ...............................      7,000       479,063
       VoiceStream Wireless Corp.* ..................        500        58,148
                                                                  ------------
                                                                     8,274,815
                                                                  ------------
    TEXTILES & APPAREL -- 0.1%
       Nike, Inc. ...................................      4,000       159,250
                                                                  ------------
    TOBACCO -- 0.3%
       Philip Morris Cos., Inc. .....................     17,000       451,563
                                                                  ------------
    TRANSPORTATION EQUIPMENT -- 0.9%
       Delphi Automotive
         Systems Corp.* .............................      6,220        91,356
       Ford Motor Co. ...............................     11,000       473,000
       General Motors Corp. .........................      5,264       305,641
       Harley-Davidson, Inc. ........................      3,300       127,050
       Rockwell International Corp. .................      2,000        63,000
       Textron, Inc. ................................      2,000       108,625
       Visteon Corp.* ...............................      1,440        17,463
                                                                  ------------
                                                                     1,186,135
                                                                  ------------
     TOTAL MANUFACTURING .......................................    66,966,168
                                                                  ------------
  MINING -- 5.4%

    ALUMINUM -- 0.3%
       Alcan Aluminum, Ltd. .........................      2,900        89,900
       Alcoa, Inc. ..................................     11,000       319,000
                                                                  ------------
                                                                       408,900
                                                                  ------------
    CRUDE PETROLEUM & NATURAL GAS-- 1.8%
       Anadarko Petroleum Corp. .....................      2,000        98,625
       Apache Corp. .................................      1,600        94,100
       Burlington Resources, Inc. ...................      3,000       114,750
       Conoco, Inc. .................................      7,100       156,200
       Halliburton Co. ..............................      6,000       283,125
       Phillips Petroleum Co. .......................      2,800       141,925
       Royal Dutch Petroleum Co. ....................     23,000     1,415,938
                                                                  ------------
                                                                     2,304,663
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

    PETROLEUM REFINING -- 3.3%
       Chevron Corp. ................................      7,400  $    627,613
       Coastal Corp. ................................      2,700       164,363
       Exxon Mobil Corp. ............................     37,400     2,938,238
       Texaco, Inc. .................................      6,800       362,100
       USX - Marathon Group .........................      3,700        92,731
                                                                  ------------
                                                                     4,185,045
                                                                  ------------
     TOTAL MINING ..............................................     6,898,608
                                                                  ------------
  SERVICES -- 3.4%

    AMUSEMENT & RECREATIONAL SERVICES -- 0.8%
       Carnival Corp. ...............................      7,600       148,200
       Walt Disney Co. ..............................     23,400       908,213
                                                                  ------------
                                                                     1,056,413
                                                                  ------------
    BUSINESS SERVICES -- 0.8%
       Automatic Data Processing,
         Inc ........................................      7,000       374,938
       First Data Corp. .............................      5,700       282,863
       Interpublic Group of Cos., Inc. ..............      3,100       133,300
       MBIA, Inc. ...................................      1,100        53,006
       Omnicom Group, Inc. ..........................      2,000       178,125
                                                                  ------------
                                                                     1,022,232
                                                                  ------------
    HOTELS, OTHER LODGING PLACES -- 0.1%
       Marriott International, Inc.
         (A Shares) .................................      3,200       115,400
                                                                  ------------
    INTERNET SERVICES -- 1.7%
       America Online, Inc.* ........................     25,060     1,321,915
       Exodus Communications, Inc.* .................      1,200        55,275
       Inktomi Corp.* ...............................        500        59,125
       Yahoo! Inc.* .................................      5,400       668,925
                                                                  ------------
                                                                     2,105,240
                                                                  ------------
    SANITARY SERVICES -- 0.0%
       Ecolab, Inc. .................................      1,400        54,688
                                                                  ------------
     TOTAL SERVICES ............................................     4,353,973
                                                                  ------------
  TRANSPORTATION -- 0.6%

       Burlington Northern Santa Fe .................      6,000       137,625
       CSX Corp. ....................................      2,800        59,325
       Delta Air Lines, Inc. ........................      1,900        96,069
       Fedex Corp.* .................................      3,800       144,400
       Norfolk Southern Corp. .......................      4,800        71,400
       Southwest Airlines ...........................      6,775       128,302
       Union Pacific Corp. ..........................      3,200       119,000
                                                                  ------------
     TOTAL TRANSPORTATION ......................................       756,121
                                                                  ------------



                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

  WHOLESALE & RETAIL TRADE -- 5.9%

    MISCELLANEOUS RETAIL STORES-- 3.1%
       Best Buy, Inc.* ..............................      2,200  $    139,150
       CVS Corp. ....................................      4,600       184,000
       Dollar General Corp. .........................      3,312        64,584
       Family Dollar Stores, Inc. ...................      1,900        37,169
       Linens `N Things, Inc.* ......................      1,500        40,688
       O'Reilly Automotive, Inc.* ...................      1,800        24,975
       Staples, Inc.* ...............................      4,950        76,106
       Target Corp. .................................      5,600       324,800
       Wal - Mart Stores, Inc. ......................     48,000     2,766,000
       Walgreen Co. .................................     10,500       337,969
                                                                  ------------
                                                                     3,995,441
                                                                  ------------
    RETAIL APPAREL & ACCESSORY STORES -- 0.5%
       Gap, Inc. ....................................      9,000       281,250
       Kohls Corp. * ................................      3,600       200,250
       Limited, Inc. ................................      5,000       108,125
       TJX Cos., Inc. ...............................      3,800        71,250
                                                                  ------------
                                                                       660,875
                                                                  ------------
    RETAIL BUILDING MATERIAL-- 1.1%
       Home Depot, Inc. .............................     25,000     1,248,438
       Lowe's Cos., Inc. ............................      4,500       184,781
                                                                  ------------
                                                                     1,433,219
                                                                  ------------
    RETAIL EATING & DRINKING PLACES -- 0.5%
       McDonald's Corp. .............................     16,500       543,469
                                                                  ------------
    RETAIL-FAMILY CLOTHING STORES -- 0.1%
       Federated Department
         Stores, Inc.* ..............................      2,700        91,125
       May Department Stores Co. ....................      3,000        72,000
                                                                  ------------
                                                                       163,125
                                                                  ------------
    RETAIL-FOOD STORES -- 0.4%
       Albertson's, Inc. ............................      5,331       177,256
       Kroger Co.* ..................................      7,800       172,088
       Safeway, Inc. ................................      3,000       135,375
                                                                  ------------
                                                                       484,719
                                                                  ------------
    WHOLESALE - MISCELLANEOUS-- 0.2%
       Costco Wholesale Corp.* ......................      4,500       148,500
       Masco Corp. ..................................      4,400        79,475
                                                                  ------------
                                                                       227,975
                                                                  ------------
     TOTAL WHOLESALE & RETAIL TRADE ............................     7,508,823
                                                                  ------------
     TOTAL COMMON STOCK
       (COST $78,003,519) ...........................              127,462,229
                                                                  ------------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

--------------------------------------------------------------------------------
                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

SHORT-TERM INVESTMENTS -- 0.4%
       Samson Street Fund - Money
         Market .....................................    540,964  $    540,964
                                                                  ------------
     TOTAL SHORT-TERM INVESTMENTS
       (COST $540,964) ..............................                  540,964
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
   (COST $78,544,483)+ ..............................              128,003,193
                                                                  ------------
OTHER ASSETS AND
   LIABILITIES, NET-- (0.0%) ........................                  (40,936)
                                                                  ------------
NET ASSETS-- 100.0% .................................             $127,962,257
                                                                  ============


* Non-income producing security.

+ The cost for Federal income tax purposes was $78,551,815. At June 30, 2000, net unrealized appreciation was $49,451,378. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $54,375,226, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,923,848.


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP CORE SERIES
--------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

COMMON STOCK -- 89.9%
  COMMUNICATION & BROADCASTING -- 3.5%

       Citadel Communications
         Corp.* .....................................     18,000  $    628,875
       Emmis Communications
         Corporation, Class A* ......................     20,000       827,500
       Primus Telecommunications
         Group, Inc.* ...............................     20,000       497,500
       Saga Communications, Inc.* ...................     37,500       825,000
       True North Communications, Inc. ..............     10,000       425,625
       Wink Communications, Inc.* ...................     10,000       305,000
                                                                  ------------
     TOTAL COMMUNICATION & BROADCASTING ........................     3,509,500
                                                                  ------------
  COMPUTER SERVICES -- 12.2%

       Akamai Technologies, Inc.* ...................        675        80,146
       Aspen Technology, Inc.* ......................     20,000       770,000
       Brocade Communications
         Systems, Inc.* .............................      8,000     1,467,875
       Clarus Corp.* ................................      5,000       194,375
       Cysive, Inc.* ................................     10,400       248,300
       Digital Island, Inc.* ........................     25,000     1,215,625
       Emulex Corp.* ................................      6,400       420,400
       Eprise Corp.* ................................     20,000       328,750
       Factset Research Systems, Inc. ...............     76,600     2,202,250
       Fiserv, Inc. * ...............................     34,500     1,492,125
       Gric Communications, Inc.* ...................     20,000       358,750
       Homestore.com, Inc.* .........................     45,300     1,322,194
       Igate Capital Corp.* .........................     26,200       360,250
       ITXC Corp.* ..................................     10,000       354,062
       Kana Communications, Inc.* ...................      8,300       513,562
       Marchfirst, Inc.* ............................      5,500       100,375
       Proxicom, Inc.* ..............................      5,600       268,100
       SunGard Data Systems, Inc.* ..................     20,000       620,000
       Sycamore Networks, Inc.* .....................      2,148       237,085
                                                                  ------------
     TOTAL COMPUTER SERVICES ...................................    12,554,224
                                                                  ------------
  ELECTRIC, GAS & WATER UTILITIES -- 0.5%

       NSTAR ........................................     10,815       440,035
                                                                  ------------
     TOTAL ELECTRIC, GAS & WATER UTILITIES .....................       440,035
                                                                  ------------
  FINANCE & INSURANCE -- 3.4%

    INSURANCE CARRIERS -- 1.3%
       Delphi Financial Group, Inc.
         (A Shares)* ................................      5,202       176,543
       Medical Assurance, Inc.* .....................     11,550       129,937
       Protective Life Corp. ........................     19,200       511,200
       RenaissanceRe Holdings Ltd. ..................     11,238       489,555
                                                                  ------------
                                                                     1,307,235
                                                                  ------------



                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

    SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 0.8%
       Affiliated Managers
         Group, Inc.* ...............................     19,000  $    840,750
                                                                  ------------
    SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -- 0.3%
       Waddell & Reed
         Financial, Inc. ............................      7,500       246,094
                                                                  ------------
    STATE & NATIONAL BANKS -- 1.0%
       Commonwealth Bancorp, Inc. ...................     46,900       556,937
       North Fork Bancorp, Inc. .....................     33,000       499,125
                                                                  ------------
                                                                     1,056,062
                                                                  ------------
     TOTAL FINANCE & INSURANCE .................................     3,450,141
                                                                  ------------
  MANUFACTURING -- 33.0%

    AIRCRAFT & AEROSPACE -- 2.2%
       The Titan Corporation* .......................     25,000     1,118,750
       Triumph Group, Inc.* .........................     42,000     1,170,750
                                                                  ------------
                                                                     2,289,500
                                                                  ------------
    AUTOMOTIVE EQUIPMENT -- 0.7%
       Borg-Warner Automotive, Inc. .................     20,500       720,062
                                                                  ------------
    CHEMICAL & ALLIED PRODUCTS -- 1.5%
       Cambrex Corp. ................................     35,000     1,575,000
                                                                  ------------
    COMPUTERS & OFFICE EQUIPMENT-- 7.0%
       Foundry Networks, Inc.* ......................        736        81,328
       Hyperion Solutions, Corp.* ...................     42,750     1,386,703
       Qlogic Corp.* ................................     53,000     3,501,312
       Rambus, Inc.* ................................     21,600     2,224,800
                                                                  ------------
                                                                     7,194,143
                                                                  ------------
    ELECTRONICS -- 4.6%
       Astropower, Inc.* ............................     10,000       271,250
       Burr-Brown Corp.* ............................     37,462     3,247,530
       Lattice Semiconductor Corp.* .................     18,000     1,244,250
                                                                  ------------
                                                                     4,763,030
                                                                  ------------
    LIGHTING FIXTURES -- 0.7%
       Advanced Lighting
         Technologies, Inc.* ........................     40,300       745,550
                                                                  ------------
    MANUFACTURED HOMES -- 0.6%
       Centex Corp. .................................      7,000       164,500
       Pulte Corp. ..................................      9,000       194,625
       Toll Brothers, Inc.* .........................     10,000       205,000
                                                                  ------------
                                                                       564,125
                                                                  ------------
    MISC. ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES -- 1.4%
       Teleflex, Inc. ...............................     40,000     1,482,500
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP CORE SERIES
--------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

  MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 1.8%
     Circor International, Inc. .....................      9,300  $     76,144
     Cognex Corp. * .................................     18,800       972,900
     IDEX Corp. .....................................     27,100       855,344
                                                                  ------------
                                                                     1,904,388
                                                                  ------------
  MISCELLANEOUS MANUFACTURING INDUSTRIES -- 1.0%
     Harman International Industries ................     16,910     1,031,510
                                                                  ------------
  PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 2.9%
     Aclara Biosciences, Inc.* ......................      1,000        50,937
     Closure Medical Corp.* .........................     25,000       575,000
     Cryolife, Inc.* ................................     46,000     1,058,000
     Mentor Corp. ...................................     28,000       761,250
     Theragenics Corp.* .............................     64,000       548,000
                                                                  ------------
                                                                     2,993,187
                                                                  ------------
  TELECOMMUNICATIONS EQUIPMENT-- 8.6%
     Anadigics, Inc.* ...............................     22,650       771,516
     Avanex Corp.* ..................................        400        38,200
     Black Box Corp.* ...............................      8,700       688,795
     Gilat Satellite Networks* ......................      5,000       346,875
     Harmonic, Inc.* ................................      4,000        99,000
     SDL, Inc.* .....................................     24,200     6,901,537
                                                                  ------------
                                                                     8,845,923
                                                                  ------------
   TOTAL MANUFACTURING .........................................    34,108,918
                                                                  ------------
OIL & GAS -- 3.5%

  OIL & GAS EXPLORATION -- 3.5%
     Core Laboratories NV* ..........................     20,000       580,000
     Devon Energy Corp. .............................     15,000       842,812
     Nabors Industries, Inc.* .......................     28,597     1,188,563
     Tesoro Petroleum* ..............................     96,100       973,012
                                                                  ------------
   TOTAL OIL & GAS .............................................     3,584,387
                                                                  ------------
PHARMACEUTICAL PREPARATIONS -- 10.8%

     Alkermes, Inc.* ................................     20,000       942,500
     Collagenex Pharmaceuticals* ....................     30,000       281,250
     CV Therapeutics, Inc.* .........................     10,000       693,125
     Enzon, Inc.* ...................................     10,000       425,000
     Guilford Pharmaceuticals, Inc.* ................     30,000       451,875
     Ilex Oncology, Inc.* ...........................     19,000       669,750
     Invitrogen Corp.* ..............................     15,000     1,128,047
     Progenics Pharmaceuticals, Inc.* ...............     20,000       285,000
     Protein Design Lab, Inc.* ......................     20,000     3,299,063
     QLT , Inc.* ....................................     10,000       773,125
     Shire Pharmaceuticals Group* ...................     20,000     1,037,500
     Tanox, Inc.* ...................................     15,000       709,688
     Tularik, Inc.* .................................     15,000       442,500
                                                                  ------------
   TOTAL PHARMACEUTICAL PREPARATIONS ...........................    11,138,423
                                                                  ------------



                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

REAL ESTATE INVESTMENT TRUSTS -- 1.6%

     Developers Diversified
       Realty Corp. .................................     30,700  $    458,581
     Health Care Property
       Investors, Inc. ..............................     15,834       431,477
     Kilroy Realty Corp. ............................     25,300       656,219
                                                                  ------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS .........................     1,546,277
                                                                  ------------
SERVICES -- 10.8%

  AMUSEMENT & RECREATIONAL SERVICES -- 1.5%
     International Speedway Corp.
       (A Shares) ...................................     21,500       889,563
     Speedway Motorsports, Inc.* ....................     25,000       575,000
                                                                  ------------
                                                                     1,464,563
                                                                  ------------
  BUSINESS SERVICES -- 6.0%
     Acxiom Corp.* ..................................     64,700     1,763,075
     AppNet Systems, Inc.* ..........................     14,000       504,000
     Diamond Technology
       Partners, Inc.* ..............................      7,500       660,000
     FairMarket, Inc.* ..............................        400         2,825
     Quanta Services, Inc.* .........................     30,000     1,650,000
     The Profit Recovery Group
       International, Inc.* .........................     97,500     1,620,938
                                                                  ------------
                                                                     6,200,838
                                                                  ------------
  MEDICAL & HEALTH SERVICES -- 0.8%
     Orthodontic Centers of
       America, Inc.* ...............................     37,000       837,125
                                                                  ------------
  PERSONAL SERVICES -- 2.5%
     F.Y.I., Inc.* ..................................     10,200       343,613
     ITT Educational
       Services, Inc.* ..............................     25,000       439,063
     Shurgard Storage Centers,
       Inc ..........................................     18,200       409,500
     Source Information
       Management Co.* ..............................     90,000     1,372,500
                                                                  ------------
                                                                     2,564,676
                                                                  ------------
   TOTAL SERVICES ..............................................    11,067,202
                                                                  ------------
TRANSPORTATION -- 1.0%

     Sea Containers, Ltd. ...........................     25,544       539,617
     USFreightways Corp. ............................     15,000       368,438
                                                                  ------------
   TOTAL TRANSPORTATION ........................................       908,055
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

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    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

  WHOLESALE & RETAIL TRADE -- 9.6%

    MISCELLANEOUS RETAIL STORES-- 0.9%
       O'Reilly Automotive, Inc.* ...................     76,800  $  1,065,600
                                                                  ------------
    RETAIL APPAREL & ACCESSORY STORES -- 3.7%
       Linens `N Things, Inc.* ......................     75,200     2,039,800
       Zale Corp.* ..................................     53,000     1,934,500
                                                                  ------------
                                                                     3,974,300
                                                                  ------------
    RETAIL BUILDING MATERIAL-- 0.3%
       Hughes Supply, Inc. ..........................     19,300       381,175
                                                                  ------------
    RETAIL EATING & DRINKING PLACES -- 1.1%
       Buca, Inc.* ..................................     80,000     1,250,000
       Checkers Drive-In
         Restaurants* ...............................      3,093           290
                                                                  ------------
                                                                     1,250,290
                                                                  ------------
    RETAIL FURNITURE & APPLIANCE STORES -- 2.5%
       Williams Sonoma, Inc.* .......................     84,000     2,724,750
                                                                  ------------
    WHOLESALE - CHEMICALS & DRUGS -- 0.4%
       AmeriSource Health Corp.
         (A Shares)* ................................     15,000       465,000
                                                                  ------------



                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

    WHOLESALE - FOOD & BEVERAGE -- 0.7%
       Beringer Wine Estates Holdings,
         Inc., Class B* .............................     25,000  $    882,813
                                                                  ------------
     TOTAL WHOLESALE & RETAIL TRADE ............................    10,743,928
                                                                  ------------
     TOTAL COMMON STOCK
       (COST $59,013,085) ...........................               93,051,090
                                                                  ------------

SHORT-TERM INVESTMENTS -- 9.7%
       Samson Street Fund - Money
         Market Portfolio ...........................  5,141,267     5,141,267
       Temp Cash Fund -
         Dollar Series ..............................  4,863,169     4,863,169
                                                                  ------------
     TOTAL SHORT-TERM INVESTMENTS
       (COST $10,004,436) ...........................               10,004,436
                                                                  ------------
TOTAL INVESTMENTS -- 99.6%
   (COST $69,017,521)+ ..............................              103,055,526
OTHER ASSETS AND
   LIABILITIES, NET-- 0.4% ..........................                  429,773
                                                                  ------------
NET ASSETS-- 100.0% .................................             $103,485,299
                                                                  ============



* Non-income producing security.

+ The cost for Federal income tax purposes. At June 30, 2000, net unrealized appreciation was $34,038,005. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $39,267,119, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $5,229,114.

    The accompanying notes are an integral part of the financial statements.

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    INVESTMENTS / JUNE 30, 2000
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

COMMON STOCK -- 93.0%
  AUSTRALIA -- 1.9%

       Broken Hill Proprietary Co., Ltd.
         (Metals-Non-Ferrous) .......................     42,922   $   508,982
       National Australia Bank, Ltd.
         (Banking) ..................................     19,070       319,433
       News Corp., Ltd., ADR
         (Broadcasting & Publishing) ................      8,400       457,800
       Publishing & Broadcasting, Ltd.
         (Broadcasting & Publishing) ................      7,680        59,254
       WMC, Ltd. (Metals-
         Non-Ferrous) ...............................     31,000       139,095
       Woodside Petroleum, Ltd.
         (Energy Sources) ...........................     11,100        86,641
                                                                   -----------
     TOTAL AUSTRALIA ...........................................     1,571,205
                                                                   -----------
  AUSTRIA -- 0.2%

       OMV AG (Energy Sources) ......................      1,840       160,506
                                                                   -----------
     TOTAL AUSTRIA .............................................       160,506
                                                                   -----------
  BRAZIL -- 0.2%

       Companhia Vale do Rio Doce
         (Metals-Non-Ferrous)* ......................      3,200             0
       Telesp - Telecommunications de Sao
         Paulo SA, ADR
         (Telecommunications) .......................     11,200       207,200
                                                                   -----------
     TOTAL BRAZIL ..............................................       207,200
                                                                   -----------
  CANADA -- 2.2%

       Canadian National Railway Co.
         (Transportation-Road &
         Rail) ......................................      6,200       180,962
       Nortel Networks Corp.
         (Telecommunication
         Equipment) .................................      3,300       228,735
       Nortel Networks Corp. ADR
         (Telecommunication
         Equipment) .................................     14,000       955,500
       Potash Corp. of Saskatchewan,
         Inc. (Chemicals) ...........................      4,300       237,306
       Royal Bank of Canada
         (Banking) ..................................      5,140       262,781
                                                                   -----------
     TOTAL CANADA ..............................................     1,865,284
                                                                   -----------



                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

  FINLAND -- 3.6%

       Helsingin Puhelin Oyj
         (Telecommunications) .......................        483   $    47,504
       HPY Holding - HTF Holding
         Oyj (A Shares)
         (Telecommunications) .......................      1,700        78,221
       Nokia Oyj (Telecommunication
         Equipment) .................................     24,224     1,241,155
       Nokia Oyj, ADR
         (Telecommunication
         Equipment) .................................     12,470       622,721
       Nordic Baltic Holding AB, FDR
         (Financial Services) .......................     62,935       459,705
       Stonesoft Oyj (Business &
         Public Services)* ..........................     17,000       270,514
       Stora Enso Oyj (R Shares) (Forest
         Products & Paper) ..........................     37,300       341,464
                                                                   -----------
     TOTAL FINLAND .............................................     3,061,284
                                                                   -----------
  FRANCE -- 15.0%

       Alcatel (Telecommunications) .................     18,960     1,248,612
       Axa (Insurance) ..............................      6,231       985,540
       Banque Nationale de Paris
         (Banking) ..................................      8,087       781,413
       Bouygues SA (Construction &
         Housing) ...................................        301       201,975
       Cap Gemini SA (Business &
         Public Services) ...........................        974       172,261
       Carrefour SA (Merchandising) .................      9,600       658,896
       Christian Dior SA (Recreation &
         Other Consumer Goods) ......................      1,000       227,665
       Credit Lyonnais S.A. (Banking) ...............      5,197       248,093
       Dassault Systemes SA (Business &
         Public Services) ...........................      1,118       104,705
       Eurotunnel SA (Construction &
         Housing)* ..................................    171,535       156,210
       Groupe Danone (Food &
         Household Products) ........................      6,100       812,788
       Lafarge SA (Building Materials &
         Components) ................................      2,500       195,073
       Lagardere SCA (Multi-
         Industrial) ................................      1,557       119,402
       Pinault-Printemps Redoute SA
         (Building Materials &
         Components) ................................      1,320       294,444
       Rhodia SA (Miscellaneous) ....................     21,650       365,261
       Rhone-Poulenc SA (Health &
         Personal Care) .............................     13,175       965,518

    The accompanying notes are an integral part of the financial statements.

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    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

       Schneider Electric SA (Electronic
         Equipment) .................................      1,975   $   138,205
       Societe BIC SA (Recreation & Other
         Consumer Goods) ............................      3,862       189,916
       STM Microelectronics NV (Electronic
         Components & Instruments) ..................     17,178     1,086,798
       Suez Lyonnaise des Eaux (Business
         & Public Services) .........................      4,068       715,566
       Total Fina Elf (Oil & Gas
         Operations) ................................     12,737     1,960,853
       Vivendi (Utilities-Electrical
         & Gas) .....................................     11,190       991,675
                                                                   -----------
     TOTAL FRANCE ..............................................    12,620,869
                                                                   -----------
  GERMANY -- 6.2%

       Allianz AG (Insurance) .......................        832       296,926
       Aventis SA (Health & Personal
         Care) ......................................      6,929       500,147
       Bayer AG (Misc. Materials &
         Commodities) ...............................      5,767       221,680
       Celanese AG (Chemicals) ......................        699        13,602
       Commerzbank AG (Banking) .....................      2,790        98,554
       Deutsche Bank AG (Financial
         Services) ..................................      3,100       260,166
       Deutsche Telekom AG
         (Telecommunications) .......................      1,952       113,018
       Dresdner Bank AG (Banking) ...................      3,434       139,572
       Epcos AG (Electronic Components
         & Instruments)* ............................      2,687       273,542
       Epcos AG, ADR (Electronic
         Components & Instruments)* .................      4,600       453,100
       Ergo Versicherungs Gruppe AG
         (Insurance) ................................      1,044       118,391
       HypoVereinsbank (Banking) ....................      4,129       271,124
       Muenchener Rueckversicherungs
         AG (Insurance) .............................        908       285,491
       Siemens AG (Electrical &
         Electroncis) ...............................      6,590       990,521
       Software AG (Business & Public
         Services) ..................................      7,000       640,817
       Veba AG (Utilities-Electrical
         & Gas) .....................................     11,689       565,850
                                                                   -----------
     TOTAL GERMANY .............................................     5,242,501
                                                                   -----------
  GREECE -- 0.2%

       Hellenic Telecommunication
         Organization SA, ADR
         (Telecommunications) .......................     14,740       179,644
                                                                   -----------
     TOTAL GREECE ..............................................       179,644
                                                                   -----------



                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

  HONG KONG -- 1.0%

       China Mobile, Ltd.
         (Telecommunications)* ......................     20,000   $   176,394
       Hutchinson Whampoa, Ltd.
         (Multi-Industrial) .........................     47,300       594,661
       Legend Holdings, Ltd. (Electrical
         & Electronics) .............................     56,000        54,240
       Li & Fung, Ltd. (Financial
         Services) ..................................      6,000        30,019
                                                                   -----------
     TOTAL HONG KONG ...........................................       855,314
                                                                   -----------
  IRELAND -- 2.4%

       Bank of Ireland -- (GBP)
         (Banking) ..................................     57,358       361,512
       Bank of Ireland -- (IEP)
         (Banking) ..................................    102,634       649,336
       Elan Corp. PLC, ADR
         (Pharmaceutical Systems)* ..................     14,800       716,875
       Irish Life & Permanent PLC
         (Financial Services) .......................     30,425       257,528
                                                                   -----------
     TOTAL IRELAND .............................................     1,985,251
                                                                   -----------
  ISRAEL -- 0.3%

       Orbotech, Ltd. (Electronic
         Components & Instruments)* .................      2,650       246,119
                                                                   -----------
     TOTAL ISRAEL ..............................................       246,119
                                                                   -----------
  ITALY -- 2.3%

       Alleanza Assicurazioni
         (Insurance) ................................      7,800       104,304
       Assicurazioni Generali
         (Insurance) ................................      8,800       302,837
       Banco Intesa SPA (Banking) ...................     52,821       237,472
       Holding Di Partecipazioni
         Industriali SPA (Investment
         Companies) .................................     52,800        70,859
       Istituto Banc San Paolo Torino
         (Banking) ..................................     27,300       486,491
       Mediobanca SPA (Financial
         Services) ..................................     29,400       304,371
       Riunione Adriatica di Sicurta
         (RAS) SPA (Insurance) ......................     10,350       114,096
       Seat Pagine Gialle SPA
         (Broadcasting & Publishing) ................     78,300       271,708
                                                                   -----------
     TOTAL ITALY ...............................................     1,892,138
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

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    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

  JAPAN -- 18.6%

       ACOM Co. Ltd (Financial
         Services) ..................................        800   $    67,447
       Advantest Corp. (Electronic
         Components & Instruments) ..................        700       156,472
       Benesse Corp. (Business & Public
         Services) ..................................        800        55,576
       Canon, Inc. (Data Processing &
         Reproduction) ..............................      6,600       329,371
       Chugai Pharmaceutical Co., Ltd.
         (Health & Personal Care) ...................     13,000       246,358
       Daiwa Securities Group, Ltd.
         (Financial Services) .......................     13,000       172,020
       DDI Corp.
         (Telecommunications) .......................     31,000       298,862
       East Japan Railway Co., Ltd.
         (Transportation - Road
         & Rail) ....................................         45       262,000
       Fast Retailing Co., Ltd. (Textiles
         & Apparel) .................................        400       167,861
       Fuji Bank, Ltd. (Banking) ....................     30,000       228,541
       Fujisawa Pharmaceutical Co., Ltd.
         (Health & Personal Care) ...................      2,000        81,095
       Fujitsu, Ltd. (Data Processing &
         Reproduction) ..............................     41,000     1,422,191
       Kyocera Corp. (Energy Equipment
         & Services) ................................      2,000       340,071
       Matsushita Electric Industrial Co.,
         Ltd. (Appliances & Household
         Durables) ..................................     11,000       285,913
       Mitsubishi Estate Co., Ltd.
         (Real Estate) ..............................     14,000       165,139
       Mitsui Fudosan (Real Estate) .................     16,000       173,911
       Murata Manufacturing Co.,
         Ltd. (Electronic Components
         & Instruments) .............................      3,000       431,563
       NEC Corp.
         (Telecommunications) .......................     30,000       944,221
       Nikko Securities Co., Ltd. (Financial
         Services) ..................................     38,000       377,121
       Nintendo Co., Ltd. (Recreation &
         Other Consumer Goods) ......................      1,300       227,558
       Nippon Telegraph & Telephone Corp.
         (Telecommunications) .......................     26,000       346,498
       Nissan Motor Co., Ltd.
         (Automobiles)* .............................     27,000       159,497
       Nomura Securities Co., Ltd. (Security
         & Commodity Brokers, Dealers
         & Services) ................................     33,000       809,393



                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

       NTT DoComo, Inc.
         (Telecommunications) .......................     38,000   $ 1,030,798
       Ricoh Corp., Ltd. (Data Processing
         & Reproduction) ............................      8,000       169,752
       Sakura Bank, Ltd. (Banking) ..................     37,000       256,338
       Sankyo Co., Ltd. (Health &
         Personal Care) .............................     10,000       226,367
       Sanwa Bank, Ltd. (Banking) ...................     27,000       215,895
       Sanyo Electric Co. Ltd (Electrical
         & Electronics) .............................     16,000       144,270
       Softbank Corp. (Wholesale &
         International Trade) .......................      4,300       585,247
       Sony Corp. (Appliances &
         Household Durables) ........................      5,100       477,214
       Sony Corp., ADR (Appliances &
         Household Durables) ........................        600        56,587
       Sumitomo Electric Industries, Ltd.
         (Electronic Components &
         Instruments) ...............................     11,000       189,014
       Taisho Pharmaceutical Co., Ltd.
         (Health & Personal Care) ...................      4,000       143,665
       Takeda Chemical Industries, Ltd.
         (Health & Personal Care) ...................     13,000       855,186
       TDK Corp. (Electronic Components
         & Instruments) .............................      4,000       576,173
       Tokyo Electron, Ltd. (Electronic
         Components & Instruments) ..................      1,000       137,238
       Toshiba Corp. (Electrical &
         Electronics) ...............................    172,000     1,945,946
       Trend Micro, Inc. (Business &
         Public Services) ...........................      1,900       314,268
       Yamada Denki Co., Ltd. (Electrical
         & Electronics) .............................      3,000       269,656
       Yamanouchi Pharmaceutical Co.,
         Ltd. (Health & Personal
         Care) ......................................      5,000       273,626
                                                                   -----------
     TOTAL JAPAN ...............................................    15,615,919
                                                                   -----------
  NETHERLANDS -- 7.2%

       ABN AMRO Holding NV
         (Banking) ..................................     11,460       281,886
       Aegon NV (Insurance) .........................     16,172       577,771
       Akzo Nobel NV (Chemicals) ....................      2,630       112,188
       Asm Lithography Holding NV
         (Machinery &
         Engineering)* ..............................      4,260       183,843
       Buhrmann NV (Data Processing &
         Reproduction) ..............................     12,160       349,110

    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

       Getronics NV (Computer
         Services) ..................................     28,890   $   447,252
       Gucci Group NV, ADR (Textiles
         & Apparel) .................................      2,400       227,400
       ING Groep NV (Financial
         Services) ..................................     10,640       722,117
       Koninklijke KPN NV
         (Telecommunications) .......................     15,660       703,289
       Koninklijke Numico NV (Food &
         Household Products) ........................      3,205       152,692
       Koninklijke (Royal) Philips
         Electronics NV (Appliances &
         Household Durables) ........................     17,494       828,416
       Laurus NV (Energy Sources) ...................      5,080        61,114
       Unilever NV (Food & Household
         Products) ..................................      2,400       110,544
       VNU NV (Broadcasting &
         Publishing) ................................     24,260     1,258,115
                                                                   -----------
     TOTAL NETHERLANDS .........................................     6,015,737
                                                                   -----------
  NEW ZEALAND -- 0.4%

       Telecom Corp. of New Zealand,
         Ltd. (Telecommunications) ..................    105,760       370,913
                                                                   -----------
     TOTAL NEW ZEALAND .........................................       370,913
                                                                   -----------
  NORWAY -- 0.2%

       Petroleum Geo Services ASA
         (Energy Sources)* ..........................     12,200       209,103
                                                                   -----------
     TOTAL NORWAY ..............................................       209,103
                                                                   -----------
  PORTUGAL -- 0.4%

       Brisa Auto Estradas de Portugal SA
         (Transportation - Road & Rail) .............     37,350       322,946
                                                                   -----------
     TOTAL PORTUGAL ............................................       322,946
                                                                   -----------
  SINGAPORE -- 0.1%

       Chartered Semiconductor
         Manufacturing Ltd., ADR
         (Electronic Components &
         Instruments)* ..............................      1,200       108,000
                                                                   -----------
     TOTAL SINGAPORE ...........................................       108,000
                                                                   -----------
  SOUTH KOREA -- 4.3%

       Korea Telecom Corp., ADR
         (Telecommunications) .......................      3,500       169,313
       Pohang Iron & Steel Co., Ltd.,
         ADR (Metals-Steel) .........................     15,400       369,600



                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

       Samsung Electronics Co., Ltd.
         (Electrical & Electronics) .................      4,066   $ 1,345,623
       Samsung Electronics Co., Ltd.,
         GDR (Electrical &
         Electronics) ...............................      2,380       466,480
       SK Telecom Co., Ltd.
         (Telecommunications) .......................      1,400       458,301
       SK Telecom Co., Ltd., ADR
         (Telecommunications) .......................     22,240       807,590
                                                                   -----------
     TOTAL SOUTH KOREA .........................................     3,616,907
                                                                   -----------
  SPAIN -- 0.4%

       Jazztel PLC, ADR
         (Telecommunications)* ......................        249         6,536
       Telefonica SA
         (Telecommunications)* ......................     15,230       328,484
                                                                   -----------
     TOTAL SPAIN ...............................................       335,020
                                                                   -----------
  SWEDEN -- 2.6%

       AstraZeneca Group PLC
         (Chemicals) ................................      4,952       231,488
       Ericsson LM (B Shares)
         (Telecommunication
         Equipment) .................................     56,860     1,131,272
       Investor AB (B Shares) (Financial
         Services) ..................................     32,110       441,156
       Nordbanken Holding AB (Financial
         Services) ..................................     15,000       112,155
       Swedish Match AB (Beverages &
         Tobacco) ...................................     74,676       231,587
                                                                   -----------
     TOTAL SWEDEN ..............................................     2,147,658
                                                                   -----------
  SWITZERLAND -- 4.3%

       ABB Ltd. (Industrial
         Machinery) .................................      6,500       780,486
       Nestle SA (Food & Household
         Products) ..................................        166       333,313
       Novartis AG (Reg. Shares) (Health
         & Personal Care) ...........................        557       885,133
       Roche Holding AG (Health &
         Personal Care) .............................         16       156,254
       Swiss RE (Insurance) .........................         66       134,957
       United Bank of Switzerland (UBS)
         AG (Banking) ...............................      4,013       589,831
       Zurich Allied AG (Insurance) .................      1,400       693,943
                                                                   -----------
     TOTAL SWITZERLAND .........................................     3,573,917
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

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    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

  TAIWAN -- 1.4%

       Gigamedia, Ltd. (Electronic
         Components &
         Instruments)* ..............................      2,200   $    26,675
       Taiwan Semiconductor Manufacturing
         Co., Ltd. (Electronic Components
         & Instruments)* ............................     30,024     1,163,430
                                                                   -----------
     TOTAL TAIWAN ..............................................     1,190,105
                                                                   -----------
  UNITED KINGDOM -- 17.6%

       Aegis Group PLC (Busines &
         Public Services) ...........................     97,520       280,506
       Amvescap PLC (Financial
         Services) ..................................     28,920       464,086
       Arm Holdings PLC (Electronic
         Components &
         Instruments)* ..............................      7,325        78,512
       BG Group PLC (Energy
         Sources) ...................................     23,630       152,752
       Billiton PLC (Metals-Steel) ..................     20,725        84,400
       BOC Group PLC (Chemicals) ....................     11,882       170,886
       BP Amoco PLC (Energy
         Sources) ...................................    164,341     1,577,355
       British Aerospace PLC
         (Transportation-Airlines) ..................    104,261       650,299
       British Airways PLC
         (Transportation-Airlines) ..................     22,839       131,388
       British Telecom PLC
         (Telecommunications) .......................     64,700       836,482
       Cable & Wireless PLC
         (Telecommunications) .......................     36,704       621,781
       Carlton Communications PLC
         (Leisure & Tourism) ........................     17,950       230,982
       Cookson Group PLC
         (Multi-Industrial) .........................     16,150        53,911
       Diageo PLC (Data Processing &
         Reproduction) ..............................    129,102     1,158,996
       Glaxo Wellcome PLC (Health &
         Personal Care) .............................     29,962       874,071
       Lloyds TSB Group PLC
         (Banking) ..................................     50,000       472,334
       Prudential PLC (Insurance) ...................     14,977       219,480
       Reckitt Benckiser PLC (Recreation
         & Other Consumer Goods) ....................     22,520       252,287
       Reed International PLC
         (Broadcasting & Publishing) ................     36,442       317,223
       Rentokil Initial PLC (Business &
         Public Services) ...........................     32,915        74,745



                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

       Reuters Group PLC (Business &
         Public Services) ...........................     50,292   $   858,059
       Rio Tinto PLC
         (Metals-Non-Ferrous) .......................     21,947       358,834
       RMC Group PLC (Building Materials
         & Components) ..............................     13,900       179,287
       Rolls-Royce PLC (Aerospace &
         Military Technology) .......................     56,800       201,644
       Royal & Sun Alliance Insurance
         Group PLC (Insurance) ......................     64,700       420,200
       Sema Group PLC (Business &
         Public Services) ...........................     29,000       412,686
       Shell Transport & Trading Co. PLC
         (Energy Sources) ...........................     46,450       387,816
       SmithKline Beecham PLC (Health
         & Personal Care) ...........................     44,517       582,957
       Spirent PLC (Electronic Components
         & Instruments) .............................     24,300       159,106
       Standard Chartered PLC
         (Banking) ..................................     14,137       176,137
       Unilever PLC (Food & Household
         Products) ..................................     26,700       161,683
       United News & Media PLC
         (Broadcasting & Publishing) ................     25,010       359,693
       Vodafone AirTouch PLC
         (Telecommunications) .......................    405,483     1,638,997
       WPP Group PLC (Business &
         Public Services) ...........................     14,200       207,448
                                                                   -----------
     TOTAL UNITED KINGDOM ......................................    14,807,023
                                                                   -----------
     TOTAL COMMON STOCK
       (COST $63,658,918) ...........................               78,200,563
                                                                   -----------

PREFERRED STOCK -- 0.3%
  FRANCE -- 0.2%

       Casino Guichard Perrach SA
         (Merchandising) ............................      2,565       158,223
                                                                   -----------
     TOTAL FRANCE ..............................................       158,223
                                                                   -----------
  GERMANY -- 0.1%

       SAP AG (Business & Public
         Services) ..................................        669       125,566
                                                                   -----------
     TOTAL GERMANY .............................................       125,566
                                                                   -----------
     TOTAL PREFERRED STOCK
       (COST $264,313) ..............................                  283,789
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / INTERNATIONAL MULTI-MANAGER SERIES
---------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                      PRINCIPAL     (NOTE 2)
                                                      ----------  ------------

CORPORATE BONDS -- 0.0%
  UNITED KINGDOM -- 0.0%

       British Aerospace Loan Note
         (Transportation-Airlines)
         7.450%, 11/30/03 ...........................  GBP 3,082   $     4,596
                                                                   -----------
     TOTAL UNITED KINGDOM ......................................         4,596
                                                                   -----------
     TOTAL CORPORATE BONDS
       (COST $1,727) ...........................................         4,596
                                                                   -----------
TOTAL INVESTMENTS -- 93.3%
   (COST $63,924,958)+ ..............................               78,488,948
                                                                   -----------
OTHER ASSETS AND
   LIABILITIES, NET-- 6.7% ..........................                5,596,044
                                                                   -----------
NET ASSETS-- 100.0% .................................              $84,084,992
                                                                   ===========

* Non-income producing security.

+ The cost for Federal income tax purposes was $64,200,248. At June 30, 2000, net unrealized appreciation was $14,288,700. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $17,845,361, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,556,661.

GBP British Pounds

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP VALUE SERIES
---------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

COMMON STOCK -- 94.4%
  COMMUNICATION & BROADCASTING -- 7.9%

       Cablevision Systems Corp.
         Class A* ...................................     16,400   $ 1,113,150
       MediaOne Group, Inc.* ........................     31,400     2,092,025
       News Corp. Ltd. ..............................     43,000     2,042,500
       Viacom, Inc. (B Shares)* .....................      6,835       466,062
                                                                   -----------
     TOTAL COMMUNICATION & BROADCASTING ........................     5,713,737
                                                                   -----------
  COMPUTER SERVICES -- 4.7%

       BMC Software, Inc.* ..........................     28,200     1,028,859
       Ceridian Corp.* ..............................     33,000       794,062
       IMS Health, Inc.* ............................     41,600       748,800
       Oracle Corp.* ................................      9,300       781,781
                                                                   -----------
     TOTAL COMPUTER SERVICES ...................................     3,353,502
                                                                   -----------
  ELECTRIC, GAS & WATER UTILITIES -- 3.1%

       Duke Energy Corp. ............................     14,900       839,987
       PECO Energy Co. ..............................     34,000     1,370,625
                                                                   -----------
     TOTAL ELECTRIC, GAS & WATER UTILITIES .....................     2,210,612
                                                                   -----------
  FINANCE & INSURANCE -- 18.7%

    FINANCIAL SERVICES -- 4.6%
       Associates First Capital Corp.
         (A shares) .................................     47,200     1,053,150
       First Data Corp. .............................     14,100       699,712
       Marsh & McLennan Cos., Inc. ..................      8,500       887,719
       Washington Mutual, Inc. ......................     24,400       704,550
                                                                   -----------
                                                                     3,345,131
                                                                   -----------
    INSURANCE CARRIERS -- 9.6%
       Ace Ltd. .....................................     27,400       767,200
       American International
         Group, Inc. ................................     13,600     1,598,000
       Hartford Financial Services
         Group, Inc. ................................     30,800     1,722,875
       Jefferson-Pilot Corp. ........................     11,100       626,456
       Reliastar Financial Corp. ....................     42,100     2,207,619
                                                                   -----------
                                                                     6,922,150
                                                                   -----------
    SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -- 4.5%
       Bear Stearns Companies, Inc. .................     24,255     1,009,614
       Citigroup, Inc. ..............................     23,850     1,436,962
       Merrill Lynch & Co., Inc. ....................      6,800       782,000
                                                                   -----------
                                                                     3,228,576
                                                                   -----------
     TOTAL FINANCE & INSURANCE .................................    13,495,857
                                                                   -----------



                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

  MANUFACTURING -- 39.1%

    AIRCRAFT & AEROSPACE -- 2.2%
       Boeing Co. ...................................     27,200   $ 1,137,300
       Northrop Grumman Corp. .......................      6,400       424,000
                                                                   -----------
                                                                     1,561,300
                                                                   -----------
    COMPUTERS & OFFICE EQUIPMENT -- 9.5%
       Cisco Systems, Inc.* .........................     18,900     1,201,331
       Compaq Computer Corp. ........................     23,400       598,162
       Hewlett-Packard Co. ..........................      6,100       761,737
       Intel Corp. ..................................     10,800     1,443,825
       International Business Machines
         Corp .......................................      9,600     1,051,800
       Microsoft Corp.* .............................     14,400     1,152,000
       Xerox Corp. ..................................     33,700       674,000
                                                                   -----------
                                                                     6,882,855
                                                                   -----------
    CONSUMER PRODUCTS -- 4.6%
       American Home Products
         Corp .......................................     18,800     1,104,500
       Fortune Brands, Inc. .........................     28,800       664,200
       General Electric Co. .........................     31,200     1,591,200
                                                                   -----------
                                                                     3,359,900
                                                                   -----------
    ELECTRONICS -- 4.0%
       Agilent Technologies, Inc.* ..................      3,585       264,394
       General Motors Corp.,
         Class H* ...................................      7,800       684,450
       Koninklijke (Royal) Philips
         Electronics ................................     22,500     1,068,750
       L-3 Communications
         Holdings, Inc.* ............................     15,400       878,762
                                                                   -----------
                                                                     2,896,356
                                                                   -----------
    FOOD AND BEVERAGE -- 1.2%
       PepsiCo, Inc. ................................     19,200       853,200
                                                                   -----------
    MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 0.9%
       Deere & Co. ..................................     17,100       632,700
                                                                   -----------
    MISCELLANEOUS MANUFACTURING INDUSTRIES -- 4.2%
       Alcoa, Inc. ..................................     19,600       568,400
       International Flavors &
         Fragrances, Inc. ...........................     20,200       609,788
       Minnesota Mining &
         Manufacturing Co. ..........................     16,300     1,344,750
       PPG Industries, Inc. .........................     11,200       496,300
                                                                   -----------
                                                                     3,019,238
                                                                   -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP VALUE SERIES
---------------------------------------------------------------
    INVESTMENTS / JUNE 30, 2000 -- CONTINUED

--------------------------------------------------------------------------------

                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

    PHARMACEUTICAL PREPARATIONS-- 3.1%
       Abbott Laboratories ..........................     18,000   $   802,125
       Bristol-Meyers Squibb Co. ....................      6,600       384,450
       Merck & Co., Inc. ............................     13,800     1,057,425
                                                                   -----------
                                                                     2,244,000
                                                                   -----------
    PLUMBING FIXTURES & HEATING EQUIPMENT -- 1.3%
       Masco Corp. ..................................     53,000       957,313
                                                                   -----------
    PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.1%
       C.R. Bard, Inc. ..............................     16,100       774,813
                                                                   -----------
    TELECOMMUNICATIONS EQUIPMENT-- 5.7%
       GTE Corp. ....................................     22,000     1,369,500
       Lucent Technologies, Inc. ....................     10,800       639,900
       Motorola, Inc. ...............................     24,200       703,313
       Worldcom, Inc.* ..............................     30,505     1,399,417
                                                                   -----------
                                                                     4,112,130
                                                                   -----------
    TOBACCO -- 1.3%
       Philip Morris Cos., Inc. .....................     34,300       911,094
                                                                   -----------
     TOTAL MANUFACTURING .......................................    28,204,899
                                                                   -----------
  MINING -- 0.6%

    MINING -- 0.6%
       Newmont Mining Corp. .........................     21,400       462,775
                                                                   -----------
     TOTAL MINING ..............................................       462,775
                                                                   -----------
  OIL & GAS -- 5.5%

       Enron Corp. ..................................     18,200     1,173,900
       Exxon Mobil Corp. ............................     17,686     1,389,456
       Halliburton Co. ..............................     16,600       783,313
       Schlumberger Ltd. ............................      8,600       641,775
                                                                   -----------
     TOTAL OIL & GAS ...........................................     3,988,444
                                                                   -----------
  PAPER & PAPER PRODUCTS -- 0.8%

       Georgia-Pacific Corp. ........................     23,000       603,750
                                                                   -----------
     TOTAL PAPER & PAPER PRODUCTS ..............................       603,750
                                                                   -----------
  SERVICES -- 10.5%

    AMUSEMENT & RECREATIONAL SERVICES -- 2.2%
       The Walt Disney Co. ..........................     40,300     1,564,144
                                                                   -----------



                                                                     VALUE
                                                        SHARES      (NOTE 2)
                                                      ----------  ------------

    BUSINESS SERVICES -- 6.3%
       Cendant Corp.* ...............................     56,300   $   788,200
       H & R Block, Inc. ............................     15,400       498,575
       Harcourt General, Inc. .......................     35,500     1,930,313
       McGraw-Hill Cos., Inc. .......................     24,700     1,333,800
                                                                   -----------
                                                                     4,550,888
                                                                   -----------
    HOTELS, OTHER LODGING PLACES -- 2.0%
       Starwood Hotels & Resorts
         Worldwide, Inc. ............................     45,700     1,476,681
                                                                   -----------
     TOTAL SERVICES ............................................     7,591,713
                                                                   -----------
  WHOLESALE & RETAIL TRADE -- 3.5%

    MISCELLANEOUS RETAIL STORES -- 1.4%
       Wal-Mart Stores, Inc. ........................     18,000     1,037,250
                                                                   -----------
    RETAIL BUILDING MATERIAL-- 0.9%
       Home Depot, Inc. .............................     13,200       659,175
                                                                   -----------
    RETAIL FOOD STORES -- 1.2%
       Safeway, Inc.* ...............................     19,100       861,888
                                                                   -----------
     TOTAL WHOLESALE & RETAIL TRADE ............................     2,558,313
                                                                   -----------
     TOTAL COMMON STOCK
       (COST $60,087,548) ...........................               68,183,602
                                                                   -----------

SHORT-TERM INVESTMENTS -- 3.1%
       Samson Street Fund - Money
         Market Porfolio ............................  2,227,993     2,227,993
                                                                   -----------
     TOTAL SHORT-TERM INVESTMENTS
       (COST $2,227,993) ............................                2,227,993
                                                                   -----------


                                                        PAR
                                                        ---
U.S. TREASURY BILLS -- 2.2%
      U.S. Treasury Bills
        5.350%, 07/13/00 ............................ $1,000,000       998,217
        5.320%, 07/20/00 ............................    600,000       598,315
                                                                   -----------
     TOTAL U.S. TREASURY BILLS
       (COST $1,596,532) ............................                1,596,532
                                                                   -----------
TOTAL INVESTMENTS -- 99.7%
   (COST $63,912,073)+ ..............................               72,008,127
                                                                   -----------
OTHER ASSETS AND
   LIABILITIES, NET-- 0.3% ..........................                  220,801
                                                                   -----------
NET ASSETS-- 100.0% .................................              $72,228,928
                                                                   ===========


* Non-income producing security.

+ The cost for Federal income tax purposes was $63,928,459. At June 30, 2000, net unrealized appreciation was $8,079,668. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $11,370,699, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,291,031.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000

                                          WT LARGE CAP                                 INTERNATIONAL    LARGE CAP
                                             GROWTH        LARGE CAP      SMALL CAP    MULTI-MANAGER      VALUE
                                             SERIES       CORE SERIES    CORE SERIES      SERIES         SERIES
                                         -------------   ------------   ------------   -------------  ------------

ASSETS:
Investment in securities, at value* ....  $277,366,798   $128,003,193   $103,055,526    $78,488,948   $ 72,008,127
Cash ...................................            --             --             --      7,109,530             --
Receivable for contributions ...........       137,168          8,339        418,965         65,216        251,389
Receivable for investments sold ........            --             --             --        964,957         55,254
Dividends and interest receivable ......        55,608         92,068         76,521        363,901         95,423
                                          ------------   ------------   ------------   ------------   ------------
Total assets ...........................   277,559,574    128,103,600    103,551,012     86,992,552     72,410,193
                                          ------------   ------------   ------------   ------------   ------------
LIABILITIES:
Payable for withdrawals ................            --         38,217             --             --             --
Payable for investments purchased ......            --             --             --      2,845,713        133,812
Unrealized depreciation on forward
   foreign currency exchange
   contracts ...........................            --             --             --            532             --
Accrued advisory fee ...................       127,206         74,057         47,890         44,618         32,731
Other accrued expenses .................        38,855         29,069         17,823         16,697         14,722
                                          ------------   ------------   ------------   ------------   ------------
Total liabilities ......................       166,061        141,343         65,713      2,907,560        181,265
                                          ------------   ------------   ------------   ------------   ------------
NET ASSETS .............................  $277,393,513   $127,962,257   $103,485,299    $84,084,992    $72,228,928
                                          ============   ============   ============    ===========    ===========
*Investments at cost ...................  $230,324,242   $ 78,544,483   $ 69,017,521    $63,924,958    $63,912,073


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                          WT LARGE CAP                                 INTERNATIONAL    LARGE CAP
                                             GROWTH         LARGE CAP     SMALL CAP    MULTI-MANAGER      VALUE
                                             SERIES 2    CORE SERIES 1  CORE SERIES 2     SERIES 2       SERIES 2
                                          ------------   -------------   ------------  ------------   -----------

INVESTMENT INCOME:
   Dividends ...........................   $   272,799    $ 1,445,281    $   297,594    $   979,244   $   609,550
   Interest ............................       101,975        104,786        141,845        106,848        88,870
   Foreign tax withheld ................       (11,272)        (2,562)            --        (46,813)           --
                                           -----------    -----------    -----------    -----------   -----------
   Total investment income .............       363,502      1,547,505        439,439      1,039,279       698,420
                                           -----------    -----------    -----------    -----------   -----------

EXPENSES:
   Advisory fees .......................     1,005,944        905,961        355,572        359,716       252,921
   Administration and accounting fees ..       193,515        139,012         66,098         85,927        54,793
   Custodian fees ......................        14,433         22,863          8,446         76,073         8,070
   Trustees' fees ......................         3,960          7,884          3,960          3,960         3,960
   Professional fees ...................            --          6,821             --             --            --
   Other ...............................         3,000          2,820          3,000          3,000            --
                                           -----------    -----------    -----------    -----------   -----------
      Total expenses before fee waivers
         and expense reimbursements ....     1,220,852      1,085,361        437,076        528,676       319,744
      Fees waived and expenses reimbursed           --        (50,276)            --             --            --
                                           -----------    -----------    -----------    -----------   -----------
         Total expenses, net ...........     1,220,852      1,035,085        437,076        528,676       319,744
                                           -----------    -----------    -----------    -----------   -----------
   Net investment income (loss) ........      (857,350)       512,420          2,363        510,603       378,676
                                           -----------    -----------    -----------    -----------   -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain (loss) on investments
      and foreign currency related
      transactions .....................    80,443,340      5,103,747      7,235,984     12,549,593     5,143,515
   Change in unrealized appreciation
      (depreciation) on investments and
      foreign currency transactions ....   (18,376,861)     5,391,617     19,142,527      1,822,183     6,386,560
                                           -----------    -----------    -----------    -----------   -----------
   Net gain on investments and
      foreign currency transactions ....    62,066,479     10,495,364     26,378,511     14,371,776    11,530,075
                                           -----------    -----------    -----------    -----------   -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................   $61,209,129    $11,007,784    $26,380,874    $14,882,379   $11,908,751
                                           ===========    ===========    ===========    ===========   ===========

1 For the fiscal year ended June 30, 2000.

2 For the period November 1, 1999 (commencement of operations) through June 30,
  2000.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       FOR THE FISCAL YEAR ENDED
                                                                                     -----------------------------
                                                                                     JUNE 30, 2000   JUNE 30, 1999
                                                                                     -------------   -------------
LARGE CAP CORE SERIES:

INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .......................................................     $    512,420     $    828,517
   Net realized gain on investments ............................................        5,103,747          733,273
   Net realized gain on futures contracts ......................................               --           49,285
   Net change in unrealized appreciation (depreciation) of investments .........        5,391,617       23,759,834
                                                                                     ------------     ------------
 Net increase in net assets resulting from operations ..........................       11,007,784       25,370,909
                                                                                     ------------     ------------
Transactions in beneficial interest:
   Contributions ...............................................................       14,440,897       16,475,144
   Withdrawals .................................................................      (36,841,804)     (12,650,156)
                                                                                     ------------     ------------
Net increase (decrease) in net assets from transactions
   in beneficial interest ......................................................      (22,400,907)       3,824,988
                                                                                     ------------     ------------
Total increase (decrease) in net assets ........................................      (11,393,123)      29,195,897

NET ASSETS:
   Beginning of year ...........................................................      139,355,380      110,159,483
                                                                                     ------------     ------------
   Ending of year ..............................................................     $127,962,257     $139,355,380
                                                                                     ============     ============

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                         WT LARGE CAP                  INTERNATIONAL    LARGE CAP
                                                            GROWTH        SMALL CAP    MULTI-MANAGER      VALUE
                                                           SERIES 1     CORE SERIES 1     SERIES 1       SERIES 1
                                                         ------------   -------------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) .....................    $   (857,350)   $      2,363   $   510,603    $   378,676
   Net realized gain (loss) on
      investments and foreign currency
      transactions ..................................      80,443,340       7,235,984    12,549,593      5,143,515
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currency transactions .................     (18,376,861)     19,142,527     1,822,183      6,386,560
                                                         ------------    ------------   -----------    -----------
Net increase in net assets resulting
   from operations ..................................      61,209,129      26,380,874    14,882,379     11,908,751
                                                         ------------    ------------   -----------    -----------
Transactions in beneficial interest:
   Contributions ....................................     259,475,928      95,126,611    84,593,238     79,403,657
   Withdrawals ......................................     (43,291,544)    (18,022,186)  (15,390,625)   (19,083,480)
                                                         ------------    ------------   -----------    -----------
Net increase (decrease) in net assets from
   transactions in beneficial interest ..............     216,184,384      77,104,425    69,202,613     60,320,177
                                                         ------------    ------------   -----------    -----------
Total increase in net assets ........................     277,393,513     103,485,299    84,084,992     72,228,928

NET ASSETS:
   Beginning of period ..............................              --              --            --             --
                                                         ------------    ------------   -----------    -----------
   End of period ....................................    $277,393,513    $103,485,299   $84,084,992    $72,228,928
                                                         ============    ============   ===========    ===========

1 For the period November 1, 1999 (Commencement of Operations)  through June 30,
  2000.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE TRUST. WT Large Cap Growth Series, Large Cap Core Series (formerly WT Broad Market Equity Series), Small Cap Core Series, International Multi-Manager Series, and Large Cap Value Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Series:

   SECURITY VALUATION. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

   FOREIGN CURRENCY TRANSLATIONS. The books and records of the International Multi-Manager Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (i) market value of investment securities, assets and liabilities at the daily rates of exchanges, and

   (ii) purchases and sales of equity investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

   The International Multi-Manager Series does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Multi-Manager Series' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at the end of the fiscal period, resulting from changes in exchange rates.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Multi-Manager Series may enter into forward foreign currency exchange contracts. Additionally, from time to time the International Multi-Manager Series may enter into these contracts to hedge certain foreign currency assets. Foreign currency exchange contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   OTHER. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Effective November 1, 1999, Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as investment adviser to the Large Cap Core Series, Small Cap Core Series, and International Multi-Manager Series. Cramer Rosenthal McGlynn, LLC ("CRM") serves as investment adviser to the Large Cap Value Series. Roxbury Capital Management, LLC ("Roxbury") serves as investment adviser to the WT Large Cap Growth Series. For its services, each adviser receives a fee as follows:

                                                  % of Average Daily Net Assets
                                        --------------------------------------------------------------------------------
   WT Large Cap Growth Series           .55% up to $1 billion; .50% of next $1 billion; and .45% in excess of $2 billion
   Large Cap Core Series                .70% up to $1 billion; .65% of next $1 billion; and .60% in excess of $2 billion
   Small Cap Core Series                .60% up to $1 billion; .55% of next $1 billion; and .50% in excess of $2 billion
   International Multi-Manager Series   .65%
   Large Cap Value Series               .55% up to $1 billion; .50% of next $1 billion; and .45% in excess of $2 billion

   WTC, CRM and Roxbury have agreed to waive their fees or reimburse certain operating expenses of the Series (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.75% of average daily net assets for the WT Large Cap Growth and Large Cap Value Series, 0.80% of average daily net assets for the Large Cap Core and Small Cap Core Series, and 1.00% of average daily net assets for the International Multi-Manager Series. These undertakings will remain in place until the Board of Trustees approves its termination.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   WTC serves as custodian and PFPC Trust Company serves as sub-custodian to the WT Large Cap Growth, Large Cap Core, Small Cap Core and Large Cap Value Series. Bankers Trust Company serves as custodian to the International Multi-Manager Series.

4. INVESTMENT  SECURITIES.  During the period ended June 30, 2000, purchases and
   sales  of  investment  securities  (excluding  short-term   investments)  are
   aggregated as follows:

                 WT LARGE CAP     LARGE CAP     SMALL CAP    INTERNATIONAL    LARGE CAP
                    GROWTH          CORE          CORE       MULTI-MANAGER      VALUE
                   SERIES 1       SERIES 2      SERIES 1       SERIES 1       SERIES 1
                -----------------------------------------------------------------------
   Purchases ..  $236,495,925   $14,624,143   $27,864,234     $45,362,306   $73,276,160
   Sales ......   242,599,339    29,353,347    30,778,907      53,507,987    84,261,572

5. FINANCIAL HIGHLIGHTS.

                                        WT LARGE CAP     SMALL CAP    INTERNATIONAL     LARGE CAP
                                           GROWTH          CORE       MULTI-MANAGER       VALUE
                                          SERIES 1       SERIES 1       SERIES 1        SERIES 1
                                     -------------------------------------------------------------
   Total Return .........................    28.40%        37.30%         20.70%         18.70%
   Ratios to average net assets:
      Expenses ..........................     0.67%         0.49%          0.95%          0.69%
      Net Investment Income .............   (0.47)%         0.00%          0.92%          0.82%
   Portfolio Turnover Rate ..............    87.72%        32.73%         57.13%        109.80%

                                                         LARGE CAP CORE SERIES 2
                                           2000          1999           1998            19973
                                     -------------------------------------------------------------
   Total Return .........................     8.53%         N/A            N/A            N/A
   Ratios to average net assets:
      Expenses
         Including expense limitations ..     0.80%         0.74%          0.74%          0.86%
         Excluding expense limitations ..     0.84%         0.85%          0.87%          1.02%
      Net Investment Income .............     0.40%         0.70%          0.87%          0.91%
   Portfolio Turnover Rate ..............    11.52%         5.19%         93.08%         26.33%

1 For the period November 1, 1999 (commencement of operations)  through June 30,
  2000.

2 For the fiscal years ended June 30.

3 For the period March 1, 1997  (commencement  of  operations)  through June 30,
  1997.

N/A Not available.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

6. COMMITMENTS. As of June 30, 2000, the International Multi-Manager Series had entered into forward foreign currency exchange contracts which contractually obligate the Portfolio to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                                     NET UNREALIZED
    SETTLEMENT                                             CONTRACT              VALUE AT             APPRECIATION
       DATE           CURRENCY PURCHASED                    AMOUNT                6/30/00            (DEPRECIATION)
    -----------       ---------------------                ----------            ---------          ---------------
     7/3/2000         117,719 British Pound                 $177,833              $178,214               $  381
     7/3/2000         66,790 Euro                             63,595                64,025                  430
     7/5/2000         194,465 Euro                           185,403               186,412                1,009
     7/31/2000        32,951 Euro                             31,200                31,587                  387

                                                                                                     NET UNREALIZED
    SETTLEMENT                                             CONTRACT              VALUE AT             APPRECIATION
       DATE              CURRENCY SOLD                      AMOUNT                6/30/00            (DEPRECIATION)
    -----------       ---------------------                ----------            ---------          ---------------
     7/3/2000         1,496 Euro                            $  1,417              $  1,434              $   (17)
     7/3/2000         94,450 British Pound                   141,456               142,986               (1,530)
     7/5/2000         12,893 British Pound                    19,510                19,518                   (8)
     7/31/2000        89,236 Euro                             84,358                85,541               (1,183)

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
    REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

REPORT OF ERNST &YOUNG LLP, INDEPENDENT AUDITORS

To the Beneficial Interest Holders and Trustees of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WT Investment Trust I (Large Cap Growth, Large Cap Core, Small Cap Core, International Multi-Manager and Large Cap Value Series) (the "Series") as of June 30, 2000, and the related statements of operations and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the Series' custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2000, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                       /S/ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 4, 2000

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


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


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

                                    TRUSTEES
                                Robert H. Arnold
                                  Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                 Louis Klein Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                               William P. Richards
                               -------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                           Eric Cheung, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                          John R. Giles, VICE PRESIDENT
                     Eugene A. Trainer, III, VICE PRESIDENT
                           Gary M. Gardner, SECRETARY
                             Pat Colletti, TREASURER
                             -----------------------

                               INVESTMENT ADVISER
                            Wilmington Trust Company
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890

                          Cramer Rosenthal McGlynn, LLC
                             707 Westchester Avenue
                             White Plains, NY 10640

                         Roxbury Capital Management, LLC
                          100 Wilshire Blvd., Suite 600
                             Santa Monica, CA 90401
                             ----------------------

                                   DISTRIBUTOR
                          Provident Distributors, Inc.
                               3200 Horizon Drive
                            King of Prussia, PA 19406
                            -------------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                              --------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                                  Bankers Trust
                                  -------------


THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON EQUITY PORTFOLIOS.


WEP-Ann-6/00